As filed with the Securities and Exchange Commission on August 2, 2010

1933 Act Registration No. 333-________

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

[ ]	Pre-Effective	[ ]	Post-Effective
	Amendment No.		Amendment No.

The Phoenix Edge Series Fund
(Phoenix Growth and Income Series)
[Exact Name of Registrant as Specified in Charter]

c/o CT Corporation System
155 Federal Street
Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Kathleen A. McGah, Esq.
Counsel
The Phoenix Edge Series Fund
One American Row
Hartford, Connecticut 06102

(Name and Address of Agent for Service)

Copies of All Correspondence to:
Robert N. Hickey, Esq.
Sullivan & Worcester LLP
1666 K Street, N.W.
Washington, D.C. 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Shares of beneficial interest, $1.00 par value per share.

The Registrant has registered an indefinite amount of securities of its Phoenix Growth and Income Series under the Securities Act of 1933 pursuant to Section 24(f) under the

Investment Company Act of 1940; accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant’s fiscal year ended December 31, 2009 was filed with the Commission on March 24, 2010.

It is proposed that this filing will become effective on September 1, 2010, pursuant to Rule 488 of the Securities Act of 1933.

THE PHOENIX EDGE SERIES FUND

155 Federal Street
Boston, Massachusetts 02110

September 1, 2010

Dear Variable Contract Owner:

You are a Variable Contract owner of a variable annuity contract or variable life insurance policy (each one a “Variable Contract and together “Variable Contracts”) issued by a separate account (each one a “Separate Account” and together “Separate Accounts”) of Phoenix Life Insurance Company, PHL Variable Insurance Company or Phoenix Life and Annuity Company (collectively, “Phoenix”). Shares of Phoenix Comstock Series (“Comstock”) of The Phoenix Edge Series Fund (the “Fund”) have been purchased at your direction by Phoenix through one or more of the Separate Accounts to support contract values or fund benefits payable under your Variable Contract. Phoenix (through its Separate Accounts through which your Variable Contract was issued) is the record owner of shares of Comstock held in connection with your Variable Contract.

I encourage you to take the time to read the enclosed Prospectus/Proxy Statement and cast your ballot for a special October 29, 2010 meeting of shareholders of Comstock. Your instruction is vital to the outcome of the proposal that is being presented by the Board of Trustees of the Fund.

Shareholders of Comstock are being asked to approve a proposed Agreement and Plan of Reorganization, whereby the assets of Comstock will be acquired by Phoenix Growth and Income Series (“Growth and Income”), a series of the Fund, and the assumption by Growth and Income of the liabilities of Comstock (the “Reorganization”). Following the Reorganization, Comstock shareholders will hold shares of Growth and Income instead of shares of Comstock. In conjunction with the Reorganization, shareholders of Phoenix Equity 500 Index Series (“Equity Index”), a series of the Fund, are being asked to approve the reorganization of that Series into Growth and Income (the “Equity Index Reorganization”). The Reorganization is not contingent on Equity Index’s shareholders approving the Equity Index Reorganization.

As record owner of the shares of Comstock, Phoenix has been asked by the Fund’s Trustees to approve the proposal. In this regard, and as is more fully explained in the enclosed Prospectus/Proxy Statement, the Fund is holding a meeting of Comstock’s shareholders to consider approval of the proposal. As you may know, your Variable Contract gives you the right to instruct Phoenix on how to vote Comstock’s shares supporting your Variable Contract at any meeting of Comstock’s shareholders at which shareholders are being asked to vote. We are writing to you to ask that you instruct us, by telephone, mail or internet in order that we may vote on your behalf at the meeting of shareholders of Comstock.

Proposal details are included in the enclosed Prospectus/Proxy Statement, which also provides answers to questions about the proposal, the voting process and the shareholder meeting.

The Board of Trustees has carefully assessed the proposal, and unanimously recommends that shareholders vote FOR the proposal. To confirm the Board recommendations, please vote FOR the proposal on the enclosed voting instruction form.

Your vote is important. Please take a moment now to provide us with your voting instructions. Please follow the steps on the enclosed voting instruction form(s) to instruct us by telephone or internet, or by signing and returning the voting instruction form(s) in the enclosed postage pre-paid envelope. To request more information, please call us at the telephone number shown below.

If you should have any questions regarding the proposal, please feel free to call Phoenix Variable Products Customer Service at (800) 541-0171. Thank you for your continued investment in The Phoenix Edge Series Fund.

Sincerely,

Philip K. Polkinghorn
President

Q & A FOR SHAREHOLDERS

While we encourage you to read the full text of the enclosed Prospectus/Proxy Statement, here is a brief overview of the proposal that will be the subject of a shareholder vote. For purposes of this overview, the term “shareholders” refers to the owners of certain variable annuity contracts and variable life insurance policies issued by separate accounts of Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company.

Q.	What issues am I being asked to vote on at the upcoming special meeting on October 29, 2010?

A.	Shareholders of Phoenix Comstock Series (“Comstock”) are being asked to approve an Agreement and Plan of Reorganization (the “Plan”) that provides for the reorganization (the “Reorganization”) of Comstock, a series of The Phoenix Edge Series Fund (the “Fund”) into Phoenix Growth and Income Series (“Growth and Income”), another series of the Fund. In conjunction with the Reorganization, shareholders of Phoenix Equity 500 Index Series (“Equity Index”), a series of the Fund, are being asked to approve the reorganization of that Series into Growth and Income (the “Equity Index Reorganization”). The Reorganization is not contingent on Equity Index’s shareholders approving the Equity Index Reorganization.

Q.	Why did the Board of Trustees approve the Reorganization?

A.	The proposed Reorganization will allow shareholders of Comstock to own a series that is similar in style and with a greater amount of combined assets after the Reorganization. Growth and Income has substantially similar investment objectives as those of Comstock. Moreover, Growth and Income’s performance for the five-year period ended December 31, 2009 exceeded that of Comstock. Total annual series operating expenses, after contractual expense reimbursements, on a pro-forma basis for the combined Series are expected to be lower than Comstock’s current total annual series operating expenses, after contractual expense reimbursements. The Reorganization could create better efficiencies for the portfolio management team and perhaps lower expenses for Growth and Income as assets grow, which will benefit shareholders of Comstock.

Q.	What will happen to my existing shares?

A.	Your shares of Comstock will be exchanged for shares of Growth and Income. Therefore, if you own shares of Comstock, you will own shares of Growth and Income following the Reorganization. You will not pay any sales charges in connection with the Reorganization. The shares of Growth and Income that you receive following the Reorganization will have an aggregate net asset value equal to the aggregate net asset value of your shares of Comstock immediately prior to the Reorganization so that the value of your investment will be exactly the same immediately before and immediately after the Reorganization.

i

Q.	Are there differences between the investment objectives and investment strategies of Comstock and Growth and Income?

A.	The investment objectives of Comstock are substantially similar to those of Growth and Income. The investment strategies of Comstock are similar to those for Growth and Income, but there are some differences. Although Comstock and Growth and Income primarily invest in equity securities of U.S. companies, Comstock emphasizes a value style of investing, while Growth and Income employs a Growth at a Reasonable Price (GARP) philosophy in its equity security selection process. As a result, Comstock typically will hold more undervalued securities than Growth and Income.

Q.	Will I incur any transaction costs as a result of the Reorganization?

A.	No. Shareholders will not incur any transaction costs, e.g., sales charges or redemption fees, as a result of the Reorganization.

Q.	What is the timetable for the Reorganization?

A.	If approved by shareholders of record at the special meeting to be held on October 29, 2010 (the “Meeting”), the Reorganization is expected to occur on or about November 5, 2010.

Q.	Will the Reorganization create a taxable event for me?

A.	No. The Reorganization, while not entirely free from doubt, is expected to be a tax-free transaction for federal income tax purposes.

Q.	Has the Board of Trustees approved the proposal?

A.	Yes. The Board unanimously approved the Reorganization as set forth in the Plan and recommends that you vote FOR the Plan.

Q.	Who will pay for the legal costs and proxy solicitation associated with the proposal?

A.	All of the costs incurred by Comstock and Growth and Income in connection with the Reorganization will be paid equally by Virtus Investment Advisers, Inc. (“VIA”) and Phoenix Variable Advisors, Inc. (“PVA”), or their repective affiliates.

Q.	What happens if the Reorganization is not approved?

A.	If shareholders of Comstock do not approve the Plan, the Reorganization will not take effect and the Board of Trustees of the Fund will consider other possible courses of action in the best interests of Comstock and its shareholders. If the Reorganization is not consummated, VIA and PVA, or their respective affiliates, will pay equally the expenses incurred by Comstock and Growth and Income in connection with the Reorganization.

Q.	How do I provide voting instructions?

A.	If you do not expect to attend the Meeting, you may provide voting instructions by telephone by calling the toll-free number on the voting instruction form or by computer at

ii

the Internet address provided on the voting instruction form and following the instructions, using your voting instruction form as a guide. Alternatively, you may provide voting instructions by completing and signing the enclosed voting instruction form, and mailing it in the enclosed postage-paid envelope. You may also provide voting instructions by attending the Meeting. It is important that you provide your voting instructions promptly.

Q.	Whom should I call for additional information about this Prospectus/Proxy Statement?

A.	Please call Phoenix Variable Products Consumer Service at (800) 541-0171 with any questions.

In order to avoid delay and additional expense, and to assure that your shares are represented, please provide voting instructions as promptly as possible, regardless of whether you plan to attend the Meeting. You may provide voting instructions by telephone, over the Internet or by mail. To provide voting instructions by telephone, please call the toll-free number located on your voting instruction form and follow the recorded instructions, using your voting instruction form as a guide. To provide voting instructions over the Internet, go to the Internet address provided on your voting instruction form and follow the instructions, using your voting instruction form as a guide. To provide voting instructions by mail, please mark, sign, date, and mail the enclosed voting instruction form. No postage is required if you use the accompanying envelope to mail the voting instruction form in the United States.

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THE PHOENIX EDGE SERIES FUND

155 Federal Street
Boston, Massachusetts 02110

Notice of Special Meeting of Shareholders

To be held on October 29, 2010

To owners of variable annuity contracts or variable life insurance policies (each one a “Variable Contract” and together, “Variable Contracts”) issued by Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company (each an “Insurance Company” and, collectively, “Phoenix”) entitled to give voting instructions in connection with a separate account of Phoenix.

NOTICE IS HEREBY GIVEN THAT a special meeting of the Shareholders of the Phoenix Comstock Series (“Comstock”) of The Phoenix Edge Series Fund (the “Fund”) will be held at the office of Phoenix at One American Row, Hartford, Connecticut 06102-5056, on October 29, 2010 at 10:00 a.m. Eastern Time and any adjournments thereof (the “Meeting”) for the following purposes:

1.	To approve an Agreement and Plan of Reorganization providing for the reorganization of Comstock into Phoenix Growth and Income Series, a series of the Fund.

2.	To transact such other business as may properly come before the Meeting or any adjournment(s) thereof.

The Fund’s Board of Trustees recommends that shareholders of Comstock vote to approve the proposal.

Certain separate accounts (each one a “Separate Account” and together “Separate Accounts”) of Phoenix supporting variable contracts issued by Phoenix are the only shareholders of Comstock. However, Phoenix hereby solicits, and agrees to vote the shares of Comstock at the Meeting in accordance with, timely instructions received from Variable Contracts owners having contract values allocated to a Separate Account invested in such shares. Each Insurance Company will vote all of its shares of Comstock held by a Separate Account in the same proportion (for, against or abstain) as those shares held by the Separate Account for which the Insurance Company receives timely instructions from persons entitled to give voting instructions.

The Board of Trustees has fixed the close of business on August 31, 2010 as the Record Date for determination of shareholders entitled to notice of and to vote at the Meeting. As a Variable Contract owner of record at the close of business on the Record Date, you have the right to instruct Phoenix as to the manner in which shares of Comstock attributable to your Variable Contract should be voted. To assist you in giving your instructions, a voting instruction form is enclosed. In addition, a Prospectus/Proxy

Statement is attached to this Notice and describes the matter to be voted upon at the Meeting or any adjournment(s) thereof.

By order of the Board of Trustees
Kathleen A. McGah
Secretary
The Phoenix Edge Series Fund

September 1, 2010

Shareholders who do not expect to attend the special meeting are requested to complete, sign, date and return the accompanying voting instruction form in the enclosed envelope, which needs no postage if mailed in the United States, or vote by telephone or by the internet. Instructions for the proper execution of the voting instruction form are set forth immediately following this notice or, with respect to telephone or internet voting, on the voting instruction form. It is important that the voting instruction form be returned promptly.

INSTRUCTIONS FOR SIGNING VOTING INSTRUCTION FORMS

The following general rules for signing voting instruction forms may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your voting instruction form properly.

1.	Individual Accounts: Sign your name exactly as it appears in the registration on the voting instruction form.

2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the voting instruction form.

3.	All Other Accounts: The capacity of the individual signing the voting instruction form should be indicated unless it is reflected in the form of registration. For example:

	Registration	Valid Signature

Corporate Accounts

	(1) ABC Corp.	ABC Corp.
	(2) ABC Corp.	John Doe, Treasurer
	(3) ABC Corp. c/o John Doe, Treasurer	John Doe
	(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee

Trust Accounts

	(1) ABC Trust	Jane B. Doe, Trustee
	(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts

(1) John B. Smith, Cust. f/b/o
	John B. Smith, Jr. UGMA	John B. Smith
	(2) Estate of John B. Smith	John B. Smith, Jr.,
Executor

THE PHOENIX EDGE SERIES FUND
155 Federal Street
Boston, Massachusetts 02110

September 1, 2010

Dear Variable Contract Owner:

You are a Variable Contract owner of a variable annuity contract or variable life insurance policy (each one a “Variable Contract and together “Variable Contracts”) issued by a separate account (each one a “Separate Account” and together “Separate Accounts”) of Phoenix Life Insurance Company, PHL Variable Insurance Company or Phoenix Life and Annuity Company (collectively, “Phoenix”). Shares of Phoenix Equity 500 Index Series (“Equity Index”) of The Phoenix Edge Series Fund (the “Fund”) have been purchased at your direction by Phoenix through one or more of the Separate Accounts to support contract values or fund benefits payable under your Variable Contract. Phoenix (through its Separate Accounts through which your Variable Contract was issued) is the record owner of shares of Equity Index held in connection with your Variable Contract.

I encourage you to take the time to read the enclosed Prospectus/Proxy Statement and cast your ballot for a special October 29, 2010 meeting of shareholders of Equity Index. Your instruction is vital to the outcome of the proposal that is being presented by the Board of Trustees of the Fund.

Shareholders of Equity Index are being asked to approve a proposed Agreement and Plan of Reorganization, whereby the assets of Equity Index will be acquired by Phoenix Growth and Income Series (“Growth and Income”), a series of the Fund, and the assumption by Growth and Income of the liabilities of Equity Index (the “Reorganization”). Following the Reorganization, Equity Index shareholders will hold shares of Growth and Income instead of shares of Equity Index. In conjunction with the Reorganization, shareholders of Phoenix Comstock Series (“Comstock”), a series of the Fund, are being asked to approve the reorganization of that Series into Growth and Income (the “Comstock Reorganization”). The Reorganization is not contingent on Comstock’s shareholders approving the Comstock Reorganization.

As record owner of the shares of Equity Index, Phoenix has been asked by the Fund’s Trustees to approve the proposal. In this regard, and as is more fully explained in the enclosed Prospectus/Proxy Statement, the Fund is holding a meeting of Equity Index’s shareholders to consider approval of the proposal. As you may know, your Variable Contract gives you the right to instruct Phoenix on how to vote Equity Index’s shares supporting your Variable Contract at any meeting of Equity Index’s shareholders at which shareholders are being asked to vote. We are writing to you to ask that you instruct us, by telephone, mail or internet in order that we may vote on your behalf at the meeting of shareholders of Equity Index.

Proposal details are included in the enclosed Prospectus/Proxy Statement, which also provides answers to questions about the proposal, the voting process and the shareholder meeting.

The Board of Trustees has carefully assessed the proposal, and unanimously recommends that shareholders vote FOR the proposal. To confirm the Board recommendations, please vote FOR the proposal on the enclosed voting instruction form.

Your vote is important. Please take a moment now to provide us with your voting instructions. Please follow the steps on the enclosed voting instruction form(s) to instruct us by telephone or internet, or by signing and returning the voting instruction form(s) in the enclosed postage pre-paid envelope. To request more information, please call us at the telephone number shown below.

If you should have any questions regarding the proposal, please feel free to call Phoenix Variable Products Customer Service at (800) 541-0171. Thank you for your continued investment in The Phoenix Edge Series Fund.

Sincerely,

Philip K. Polkinghorn
President

Q & A FOR SHAREHOLDERS

While we encourage you to read the full text of the enclosed Prospectus/Proxy Statement, here is a brief overview of the proposal that will be the subject of a shareholder vote. For purposes of this overview, the term “shareholders” refers to the owners of certain variable annuity contracts and variable life insurance policies issued by separate accounts of Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company.

Q.	What issues am I being asked to vote on at the upcoming special meeting on October 29, 2010?

A.	Shareholders of Phoenix Equity 500 Index Series (“Equity Index”) are being asked to approve an Agreement and Plan of Reorganization (the “Plan”) that provides for the reorganization (the “Reorganization”) of Equity Index , a series of The Phoenix Edge Series Fund (the “Fund”) into Phoenix Growth and Income Series (“Growth and Income”), another series of the Fund. In conjunction with the Reorganization, shareholders of Phoenix Comstock Series (“Comstock”), a series of the Fund, are being asked to approve the reorganization of that Series into Growth and Income (the “Comstock Reorganization”). The Reorganization is not contingent on Comstock’s shareholders approving the Comstock Reorganization.

Q.	Why did the Board of Trustees approve the Reorganization?

A.	The proposed Reorganization will allow shareholders of Equity Index to own a series that is similar in style and with a greater amount of combined assets after the Reorganization. Growth and Income has substantially similar investment objectives as those of Equity Index. Moreover, Growth and Income’s performance for the five- and ten-year periods ended December 31, 2009 exceeded that of Equity Index and the S&P 500® Index. Although management fees and total annual series operating expenses, after contractual expense reimbursements, on a pro-forma basis for the combined Series are expected to be higher than Equity Index’s current management fees and total annual series operating expenses, after contractual expense reimbursements, the higher management fees and total annual series operating expenses will allow shareholders of Equity Index to own an actively managed series that seeks to outperform the S&P 500® Index in total return and dividend yield. The Reorganization could create better efficiencies for the portfolio management team and perhaps lower expenses for Growth and Income as assets grow, which will benefit shareholders of Equity Income.

Q.	What will happen to my existing shares?

A.	Your shares of Equity Index will be exchanged for shares of Growth and Income. Therefore, if you own shares of Equity Index, you will own shares of Growth and Income following the Reorganization. You will not pay any sales charges in connection with the Reorganization. The shares of Growth and Income that you receive following the Reorganization will have an aggregate net asset value equal to the aggregate net asset value of your shares of Equity Index immediately prior to the Reorganization so that the value of

i

your investment will be exactly the same immediately before and immediately after the Reorganization.

Q.	Are there differences between the investment objectives and investment strategies of Equity Index and Growth and Income?

A.	The investment objectives of Equity Index are substantially similar to those of Growth and Income. The investment strategies of Equity Index are similar to those for Growth and Income, but there are some differences. Equity Income employs a passive management style that attempts to mirror the performance of the S&P® 500 Index, while Growth and Income uses an active management style that seeks to outperform the S&P® 500 Index in terms of total return and dividend yield. In seeking to achieve their respective investment objectives, Equity Index invests primarily in companies included in the S&P® 500 Index, while Growth and Income generally invests in issuers having capitalizations within the range of companies in the Russell 1000 Index. As a result, Growth and Income typically will hold companies with smaller capitalizations than Equity Index.

Q.	Will I incur any transaction costs as a result of the Reorganization?

A.	No. Shareholders will not incur any transaction costs, e.g., sales charges or redemption fees, as a result of the Reorganization.

Q.	What is the timetable for the Reorganization?

A.	If approved by shareholders of record at the special meeting to be held on October 29, 2010 (the “Meeting”), the Reorganization is expected to occur on or about November 5, 2010.

Q.	Will the Reorganization create a taxable event for me?

A.	No. The Reorganization, while not entirely free from doubt, is expected to be a tax-free transaction for federal income tax purposes.

Q.	Has the Board of Trustees approved the proposal?

A.	Yes. The Board unanimously approved the Reorganization as set forth in the Plan and recommends that you vote FOR the Plan.

Q.	Who will pay for the legal costs and proxy solicitation associated with the proposal?

A.	All of the costs incurred by Equity Index and Growth and Income in connection with the Reorganization will be paid equally by Virtus Investment Advisers, Inc. (“VIA”) and Phoenix Variable Advisors, Inc. (“PVA”), or their respective affiliates.

Q.	What happens if the Reorganization is not approved?

A.	If shareholders of Equity Index do not approve the Plan, the Reorganization will not take effect and the Board of Trustees of the Fund will consider other possible courses of action in the best interests of Equity Index and its shareholders. If the Reorganization is not consummated, VIA and PVA, or their respective affiliates, will pay equally the expenses incurred by Equity Index and Growth and Income in connection with the Reorganization.

Q.	How do I provide voting instructions?

A.	If you do not expect to attend the Meeting, you may provide voting instructions by telephone by calling the toll-free number on the voting instruction form or by computer at the Internet address provided on the voting instruction form and following the instructions, using your voting instruction form as a guide. Alternatively, you may provide voting instructions by completing and signing the enclosed voting instruction form, and mailing it in the enclosed postage-paid envelope. You may also provide voting instructions by attending the Meeting. It is important that you provide your voting instructions promptly.

Q.	Whom should I call for additional information about this Prospectus/Proxy Statement?

A.	Please call Phoenix Variable Products Consumer Service at (800) 541-0171 with any questions.

In order to avoid delay and additional expense, and to assure that your shares are represented, please provide voting instructions as promptly as possible, regardless of whether you plan to attend the Meeting. You may provide voting instructions by telephone, over the Internet or by mail. To provide voting instructions by telephone, please call the toll-free number located on your voting instruction form and follow the recorded instructions, using your voting instruction form as a guide. To provide voting instructions over the Internet, go to the Internet address provided on your voting instruction form and follow the instructions, using your voting instruction form as a guide. To provide voting instructions by mail, please mark, sign, date, and mail the enclosed voting instruction form. No postage is required if you use the accompanying envelope to mail the voting instruction form in the United States.

THE PHOENIX EDGE SERIES FUND

155 Federal Street
Boston, Massachusetts 02110

Notice of Special Meeting of Shareholders

To be held on October 29, 2010

To owners of variable annuity contracts or variable life insurance policies (each one a “Variable Contract” and together, “Variable Contracts”) issued by Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company (each an “Insurance Company” and, collectively, “Phoenix”) entitled to give voting instructions in connection with a separate account of Phoenix.

NOTICE IS HEREBY GIVEN THAT a special meeting of the Shareholders of the Phoenix Equity 500 Index Series (“Equity Index”) of The Phoenix Edge Series Fund (the “Fund”) will be held at the office of Phoenix at One American Row, Hartford, Connecticut 06102-5056, on October 29, 2010 at 10:00 a.m. Eastern Time and any adjournments thereof (the “Meeting”) for the following purposes:

1.	To approve an Agreement and Plan of Reorganization providing for the reorganization of Equity Index into Phoenix Growth and Income Series, a series of the Fund.

2.	To transact such other business as may properly come before the Meeting or any adjournment(s) thereof.

The Fund’s Board of Trustees recommends that shareholders of Equity Index vote to approve the proposal.

Certain separate accounts (each one a “Separate Account” and together “Separate Accounts”) of Phoenix supporting variable contracts issued by Phoenix are the only shareholders of Equity Index. However, Phoenix hereby solicits, and agrees to vote the shares of Equity Index at the Meeting in accordance with, timely instructions received from Variable Contracts owners having contract values allocated to a Separate Account invested in such shares. Each Insurance Company will vote all of its shares of Equity Index held by a Separate Account in the same proportion (for, against or abstain) as those shares held by the Separate Account for which the Insurance Company receives timely instructions from persons entitled to give voting instructions.

The Board of Trustees has fixed the close of business on August 31, 2010 as the Record Date for determination of shareholders entitled to notice of and to vote at the Meeting. As a Variable Contract owner of record at the close of business on the Record Date, you have the right to instruct Phoenix as to the manner in which shares of Equity Index attributable to your Variable Contract should be voted. To assist you in giving your instructions, a voting instruction form is enclosed. In addition, a Prospectus/Proxy

Statement is attached to this Notice and describes the matter to be voted upon at the Meeting or any adjournment(s) thereof.

By order of the Board of Trustees
Kathleen A. McGah
Secretary
The Phoenix Edge Series Fund

September 1, 2010

Shareholders who do not expect to attend the special meeting are requested to complete, sign, date and return the accompanying voting instruction form in the enclosed envelope, which needs no postage if mailed in the United States, or vote by telephone or by the internet. Instructions for the proper execution of the voting instruction form are set forth immediately following this notice or, with respect to telephone or internet voting, on the voting instruction form. It is important that the voting instruction form be returned promptly.

INSTRUCTIONS FOR SIGNING VOTING INSTRUCTION FORMS

The following general rules for signing voting instruction forms may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your voting instruction form properly.

1.	Individual Accounts: Sign your name exactly as it appears in the registration on the voting instruction form.

2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the voting instruction form.

3.	All Other Accounts: The capacity of the individual signing the voting instruction form should be indicated unless it is reflected in the form of registration. For example:

	Registration	Valid Signature

Corporate Accounts

	(1) ABC Corp.	ABC Corp.
	(2) ABC Corp.	John Doe, Treasurer
	(3) ABC Corp. c/o John Doe, Treasurer	John Doe
	(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee

Trust Accounts

	(1) ABC Trust	Jane B. Doe, Trustee
	(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts

(1) John B. Smith, Cust. f/b/o
	John B. Smith, Jr. UGMA	John B. Smith
	(2) Estate of John B. Smith	John B. Smith, Jr.,
Executor

ACQUISITION OF ASSETS OF

PHOENIX COMSTOCK SERIES

a series of
THE PHOENIX EDGE SERIES FUND
155 Federal Street
Boston, Massachusetts 02110
(800) 541-0171

and

PHOENIX EQUITY 500 INDEX SERIES
a series of
THE PHOENIX EDGE SERIES FUND

BY AND IN EXCHANGE FOR SHARES OF

PHOENIX GROWTH AND INCOME SERIES
a series of
THE PHOENIX EDGE SERIES FUND

PROSPECTUS/PROXY STATEMENT

DATED SEPTEMBER 1, 2010

This Prospectus/Proxy Statement is being furnished in connection with Agreements and Plans of Reorganization (each a “Plan” and collectively, the “Plans”) which will be submitted to shareholders of Phoenix Comstock Series (“Comstock”) and Phoenix Equity 500 Index Series (“Equity Index”), both series of The Phoenix Edge Series Fund (the “Fund”), for consideration at a Special Meeting of Shareholders to be held on October 29, 2010 at 10:00 a.m. Eastern time at the office of Phoenix Life Insurance Company, One American Row, Hartford, Connecticut 06102, and any adjournments thereof (the “Meeting”).

GENERAL

Subject to the approval of Comstock’s and Equity Index’s shareholders, the Board of Trustees of the Fund has approved the proposed reorganization of Comstock and Equity Index into Phoenix Growth and Income Series (“Growth and Income”), another series of the Fund. Comstock, Equity Index and Growth and Income are sometimes referred to in this Prospectus/Proxy Statement individually as a “Series.”

Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company (individually an “Insurance Company” and collectively, the “Insurance

Companies”), are the record owners of Comstock’s and Equity Index’s shares and at the Meeting will vote the shares of each Series held in their separate accounts.

As an owner of a variable life insurance or annuity contract (a “Contract”) issued by an Insurance Company, you have the right to instruct the Insurance Company how to vote the shares of Comstock and Equity Index that are attributable to your Contract at the Meeting. Although you are not directly a shareholder of Comstock or Equity Index, you have this right because some or all of your Contract value is invested, as provided by your Contract, in Comstock or Equity Index. For simplicity, in this Prospectus/Proxy Statement:

•	“Record Holder” of Comstock or Equity Index refers to each Insurance Company which holds Comstock’s or Equity Index’s shares of record;

•	“shares” refers generally to your shares of beneficial interest in the Series; and

•	“shareholder” or "Contract Owner" refers to you.

In the reorganizations, all of the assets of Comstock and Equity Index will be acquired by Growth and Income in exchange for shares of Growth and Income and the assumption by Growth and Income of the liabilities of Comstock and Equity Index (each a “Reorganization” and collectively, the “Reorganizations”). Neither Reorganization is contingent on the other Reorganization being approved, so only the approval by the shareholders of Comstock or Equity Index is required in order for the applicable Reorganization to proceed. If the Reorganizations are approved, shares of Growth and Income will be distributed to each shareholder in liquidation of Comstock and Equity Index, and Comstock and Equity Index will be terminated as series of the Fund. You will then hold that number of full and fractional shares of Growth and Income which have an aggregate net asset value equal to the aggregate net asset value of your shares of Comstock or Equity Index.

Comstock and Equity Index are each separate diversified series of the Fund, a Massachusetts business trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Growth and Income is also a separate diversified series of the Fund. The investment objectives of Comstock and Equity Index are substantially similar to that of Growth and Income, as follows:

Series	Investment Objectives
Comstock	Long-term capital appreciation; current income is a secondary investment objective.
Equity Index	High total return.
Growth and Income	Capital appreciation and current income.

The investment strategies for Comstock and Equity Index are similar to those for Growth and Income, but there are some differences. Although Comstock and Growth and Income primarily invest in equity securities of U.S. companies, Comstock emphasizes a value style of investing, while Growth and Income employs a Growth at a Reasonable Price (GARP) philosophy in its equity security selection process. As a result, Comstock typically will hold more undervalued securities than Growth and Income. Equity Income employs a passive management style that attempts to mirror the performance of the S&P® 500 Index, while Growth and Income uses an active management style that seeks to outperform the S&P® 500 Index in terms of total return and dividend yield. In seeking to achieve their respective investment objectives, Equity Index invests primarily in companies included in the S&P® 500 Index, while Growth and Income generally invests in issuers having capitalizations within the range of companies in the Russell 1000 Index. As a result, Growth and Income typically will hold companies with smaller capitalizations than Equity Index.

Phoenix Variable Advisors, Inc. (“PVA”) currently serves as the investment advisor for the Series. Invesco Advisers, Inc. currently serves as the investment subadvisor for Comstock and Equity Index, while Virtus Investment Advisers, Inc. (“VIA”) currently serves as the investment subadvisor for Growth and Income. VIA is expected to be the investment advisor to Growth and Income after the Reorganization(s).

This Prospectus/Proxy Statement explains concisely the information about Growth and Income that you should know before voting on a Plan. Please read it carefully and keep it for future reference. Additional information concerning each Series and the Reorganizations is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission (“SEC”):

Information about Comstock:	How to Obtain this Information:
Prospectus of the Fund relating to Comstock, dated May 1, 2010, as supplemented	Copies are available upon request and without charge if you:

Statement of Additional Information of the Fund relating to Comstock, dated May 1, 2010, as supplemented	• Visit https://www.phoenixwm.phl.com/public/products/regulatory/index.jsp on the Internet;

Annual Report of the Fund relating to Comstock for the year ended December 31, 2009	• Write to Phoenix Life Insurance Company P.O. Box 8027 Boston, Massachusetts 02266-8027; or

• Call (800) 541-0171 toll-free.

Information about Equity Index:	How to Obtain this Information:
Prospectus of the Fund relating to Equity Index, dated May 1, 2010, as supplemented	Copies are available upon request and without charge if you:

Statement of Additional Information of the Fund relating to Equity Index, dated May 1, 2010, as supplemented Annual Report of the Fund relating to Equity Index for the year ended December 31, 2009	• Visit https://www.phoenixwm.phl.com/ public/products/regulatory/index.jsp on the Internet;
• Write to Phoenix Life Insurance Company P.O. Box 8027 Boston, Massachusetts 02266-8027; or
• Call (800) 541-0171 toll-free.
Information about Growth and Income:	How to Obtain this Information:
Prospectus of the Fund relating to Growth and Income, dated May 1, 2010, as supplemented which accompanies this Prospectus/Proxy Statement

Statement of Additional Information of the Fund relating to Growth and Income, dated May 1, 2010, as supplemented

Annual Report of the Fund relating to Growth and Income for the year ended December 31, 2009	Copies are available upon request and without charge if you:
• Visit https://www.phoenixwm.phl.com/ public/products/regulatory/index.jsp on the Internet;
• Write to Phoenix Life Insurance Company P.O. Box 8027 Boston, Massachusetts 02266-8027; or
• Call (800) 541-0171 toll-free.
Information about the Reorganizations:	How to Obtain this Information:
Statement of Additional Information dated September 1, 2010, which relates to this Prospectus/Proxy Statement and the Reorganizations	Copies are available upon request and without charge if you:

•    Visit
https://www.phoenixwm.phl.com/
public/products/regulatory/index.jsp
on the Internet;

•    Write to Phoenix Life Insurance Company
P.O. Box 8027
Boston, Massachusetts 02266-8027; or

•   Call (800) 541-0171 toll-free.

You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

Information relating to Comstock, Equity Index and Growth and Income contained in the Prospectus of the Fund (SEC File No. 811-04642), dated May 1, 2010, as supplemented, is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Proxy Statement.) The Statement of Additional Information dated September 1, 2010 relating to this Prospectus/Proxy Statement and the Reorganizations, which includes the financial statements of the Fund relating to Comstock for the year ended December 31, 2009, financial statements of the Fund relating to Equity Index for the year ended December 31, 2009, financial statements of the Fund relating to Growth and Income for the year ended December 31, 2009, and pro forma financial statements of the Fund relating to Growth and Income for the twelve-month period ended December 31, 2009, is incorporated by reference in its entirety in this document.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/PROXY STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

An investment in Growth and Income:

•	is not a deposit of, or guaranteed by, any bank

•	is not insured by the FDIC, the Federal Reserve Board or any other government agency

•	is not endorsed by any bank or government agency

•	involves investment risk, including possible loss of the purchase payment of your original investment

Table of Contents

SUMMARY	7
Why are the Reorganizations being proposed?	7
What are the key features of the Reorganizations?	7
After the Reorganizations, what shares will I own?	8
How will the Reorganizations affect me?	8
How do the Trustees recommend that I vote?	9
Will I be able to purchase and redeem shares, change my investment options, annuitize and receive distributions in the same way?	9
How do the Series’ investment objectives and principal investment strategies compare?	9
How do the Series’ fees and expenses compare?	11
How do the Series’ portfolio turnover rates compare?	15
How do the Series’ performance records compare?	15
Who will be the Advisor of my Series after the Reorganizations? What will the advisory fees be after the Reorganizations?	18
What will be the primary federal tax consequences of the Reorganizations?	21
What will happen if one or more Reorganizations is not approved?	21
RISKS	21
Are the risk factors for each Series similar?	21
What are the primary risks of investing in each Series?	21
INFORMATION ABOUT THE REORGANIZATIONS	24
Agreements and Plans of Reorganization	26
Federal Income Tax Consequences	27
Pro Forma Capitalization	28
Distribution of Shares	30
Purchase and Redemption Procedures	31
Exchange Privileges	31
Dividend Policy	32
Taxes	32
Payments to Insurance Companies and Other Financial Intermediaries	32
COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS	32
Form of Organization	32
Capitalization	33
Shareholder Liability	33
Shareholder Meetings and Voting Rights	34
Liquidation	35
Liability and Indemnification of Trustees	35
INFORMATION CONCERNING THE MEETING AND VOTING REQUIREMENTS	36
Shareholder Information	39
Control Persons and Principal Holders of Securities	39
FINANCIAL STATEMENTS AND EXPERTS	39
LEGAL MATTERS	40
ADDITIONAL INFORMATION	40
OTHER BUSINESS	40
Exhibit A1—Form of Agreement and Plan of Reorganization (Comstock)	A1-1

Exhibit A2—Form of Agreement and Plan of Reorganization (Equity Index)	A2-1

2

SUMMARY

THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES OF THE REORGANIZATIONS. IT MAY NOT CONTAIN ALL OF THE INFORMATION THAT IS IMPORTANT TO YOU. TO UNDERSTAND THE REORGANIZATIONS, YOU SHOULD READ THIS ENTIRE PROSPECTUS/PROXY STATEMENT AND THE EXHIBITS.

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectuses and Statements of Additional Information relating to the Series and the forms of Plans, which are attached to this Prospectus/Proxy Statement as Exhibits A1 and A2.

Why are the Reorganizations being proposed?

The proposed Reorganizations will allow shareholders of Comstock and Equity Index to own a series that is similar in style and with a greater amount of combined assets after the Reorganizations. Growth and Income has substantially similar investment objectives as those of Comstock and Equity Index. Moreover, Growth and Income’s performance for the five-year period ended December 31, 2009 exceeded that of Comstock, Equity Index and the S&P 500® Index, and its performance for the ten-year period ended December 31, 2009 exceeded that of Equity Index and the S&P 500® Index. Total annual series operating expenses, after contractual expense reimbursements, on a pro-forma basis for the combined Series are expected to be lower than Comstock’s current total annual series operating expenses, after contractual expense reimbursements. Although management fees and total annual series operating expenses, after contractual expense reimbursements, on a pro-forma basis for the combined Series are expected to be higher than Equity Index’s current management fees and total annual series operating expenses, after contractual expense reimbursements, the higher management fees and total annual series operating expenses will allow shareholders of Equity Index to own an actively managed series that seeks to outperform the S&P 500® Index in total return and dividend yield. The Reorganizations could create better efficiencies for the portfolio management team and could lower expenses for Growth and Income as assets grow, which will benefit shareholders of Comstock and Equity Income.

What are the key features of the Reorganizations?

The Plans set forth the key features of the Reorganizations. For a complete description of the Reorganizations, see Exhibits A1 and A2. The Plans generally provide for the following:

•	the transfer in-kind of all of the assets of Comstock and Equity Index to Growth and Income in exchange for shares of Growth and Income;

•	the assumption by Growth and Income of all of the liabilities of Comstock and Equity Index;

•	the liquidation of Comstock and Equity Index by distribution of shares of Growth and Income to Comstock’s and Equity Index’s shareholders; and

•	the structuring of the Reorganizations in a manner intended to qualify as tax-free reorganizations for federal income tax purposes.

Subject to the required shareholder approvals, the Reorganizations are expected to be completed on or about November 5, 2010. Neither Reorganization is contingent on the other Reorganization being approved, so either Reorganization may proceed without the other Reorganization.

After the Reorganizations, what shares will I own?

If you own shares of Comstock or Equity Index, you will own shares of Growth and Income.

The new shares you receive will have the same total value as your shares of Comstock or Equity Index as of the close of business on the day immediately prior to the Reorganizations.

How will the Reorganizations affect me?

It is anticipated that the Reorganizations will result in better operating efficiencies. Upon the reorganization of Comstock and Equity Index into Growth and Income, operating efficiencies are anticipated to be achieved by Growth and Income because it will have a greater level of assets. As of March 31, 2010, Comstock’s, Equity Index’s and Growth and Income’s net assets were approximately $46.8 million, $64.1 million and $89.9 million, respectively. It is believed that a larger, combined series will have a greater likelihood of gaining additional assets, which may lead to greater economies of scale. Total annual series operating expenses, after contractual expense reimbursements, for the 12 months ended December 31, 2009 for Comstock, Equity Index and Growth and Income were 0.95%, 0.50% and 0.90%, respectively. After the Reorganizations, Growth and Income’s total annual series operating expenses, after expense reimbursements, is expected to be 0.90%.

The Reorganizations will not affect your Contract rights. The value of your Contract will remain the same immediately following the Reorganizations. Growth and Income will sell its shares on a continuous basis at net asset value currently only to insurance companies under Federal tax law. Each Insurance Company will keep the same separate account. Your Contract values will be allocated to the same separate account and that separate account will invest in Growth and Income after the Reorganizations. After the Reorganizations, your Contract values will depend on the performance of Growth and Income rather than that of Comstock or Equity Index. The Board of Trustees of the Fund believes that the Reorganizations will benefit Comstock, Equity Index and Growth and Income. The costs of the Reorganizations, including the costs of the Meeting, the proxy solicitation or any adjourned session, will be paid equally by VIA and PVA, or their respective affiliates.

Like Comstock and Equity Index, Growth and Income will pay dividends from net investment income and distribute net realized capital gains, if any, to the Insurance Company separate accounts (not to you) at least once a year. These dividends and distributions will continue to be automatically reinvested by your Insurance Company in additional shares of Growth and Income.

How do the Trustees recommend that I vote?

The Trustees of the Fund, including the Trustees who are not “interested persons” as such term is defined in the 1940 Act (the "Disinterested Trustees"), have concluded that the Reorganizations would be in the best interests of Comstock and Equity Index and their shareholders, and that the shareholders’ interests will not be diluted as a result of the Reorganizations. Accordingly, the Trustees have submitted the Plans for approval of the shareholders of Comstock and Equity Index.

THE TRUSTEES RECOMMEND THAT YOU VOTE FOR THE PLANS AND THE REORGANIZATIONS CONTEMPLATED THEREBY

Will I be able to purchase and redeem shares, change my investment options, annuitize and receive distributions in the same way?

The Reorganizations will not affect your right to purchase and redeem shares, to change among the Insurance Company’s investment options in the Contract, to annuitize, or to receive distributions as permitted by your Contract. After the Reorganizations, you will be able under your current Contract to purchase additional shares of Growth and Income in the same manner as you did for your shares of Comstock or Equity Index before the Reorganizations. For more information, see “Purchase and Redemption Procedures,” “Exchange Privileges” and “Dividend Policy” below.

How do the Series’ investment objectives and principal investment strategies compare?

The investment objectives of Comstock and Equity Index are substantially similar to that of Growth and Income. The investment objectives of each Series are non-fundamental, which means that each may be changed by vote of the Trustees and without shareholder approval, upon 60 days notice. The investment strategies of the three Series are similar.

The following table summarizes a comparison of Comstock, Equity Index and Growth and Income with respect to their investment objectives and principal investment strategies, as set forth in the Prospectuses and Statements of Additional Information relating to the Series.

	Comstock	Equity Index	Growth and Income
Investment Objective	Long-term capital appreciation; current income is a secondary investment objective.	High total return.	Capital appreciation and current income.
Principal Investment Strategies	Under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.

Invests in a diversified portfolio of securities of primarily domestic (U.S.) companies.

May invest up to 25% of its nets assets in securities of foreign issuers.

The Subadvisor applies a security selection process that selects stocks meeting certain investment criteria relating to valuation, profitability, long-term growth and financial stability. The Subadvisor focuses primarily on a security’s potential for capital growth and income, emphasizing a value style of investing seeking well-established, undervalued companies, which will primarily be large-sized companies.	Under normal conditions, invests at least 80% of its assets in common stocks and other equity securities of companies included in the S&P 500® Index.

The Subadvisor “passively” manages the Series’ assets by investing in securities in approximately the same proportions they are represented in the S&P 500® Index. As of June 30, 2010, the market capitalization range for the securities was $1.1 billion to $291.7 billion.

The Subadvisor seeks a correlation between the performance of the Series, before expenses, and that of the S&P 500® Index of 95% or better.	Invests in equity securities, primarily common stocks. Under normal circumstances, invests at least 80% of its assets in equity securities.

Invests in a diversified portfolio of securities of primarily U.S. companies.

Under normal circumstances, intends to be “fully invested” and will attempt to limit its holdings of cash and short-term investments to not more than 2% of its assets.

Seeks to outperform the S&P 500® Index in total return and dividend yield.

The Subadvisor employs a Growth at a Reasonable Price (GARP) philosophy in its equity security selection process. Generally invests in issuers having capitalizations within the range of companies included in the Russell 1000 Index. As of June 30, 2010, the market capitalization of companies included in the Russell 1000 Index was $334.6 million to $291 billion.

May invest up to 20% of its assets in securities of foreign (non-U.S.) issuers, which may be denominated in foreign currencies. However, under normal circumstances, the Series invests no more than 10% of its total assets in securities of foreign issuers.

The principal risks of the Series are similar. For a discussion of the Series’ principal risks, see the section entitled “Risks” below.

The Series have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Prospectuses and Statements of Additional Information of the Series.

Although Comstock, Equity Index and Growth and Income have substantially similar investment objectives and similar investment strategies, certain securities held by Comstock and Equity Index may be sold after the Reorganizations in order to comply with the investment practices of Growth and Income in connection with the Reorganizations. For any such sales, the transaction costs will be borne by Growth and Income. Such costs are ultimately borne by Growth and Income’s shareholders.

How do the Series’ fees and expenses compare?

Each Series offers one class of shares. You will not pay any initial or deferred sales charge in connection with the Reorganizations.

The following tables allow you to compare the various fees and expenses that you may pay for buying and holding shares of each of the Series. The column entitled “Growth and Income (Pro Forma After Comstock Reorganization) shows you what the fees and expenses are estimated to be assuming only the Reorganization of Comstock into Growth and Income takes place. The column entitled “Growth and Income (Pro Forma After Equity Index Reorganization) shows you what the fees and expenses are estimated to be assuming only the Reorganization of Equity Index into Growth and Income takes place. The columns entitled “Growth and Income (Pro Forma After Both Reorganizations) show you what the fees and expenses are estimated to be assuming the Reorganizations of Comstock and Equity Index into Growth and Income both take place.

The amounts for the shares of Comstock, Equity Index and Growth and Income, set forth in the following tables and in the examples, are based on the expenses for the 12-month period ended December 31, 2009. The amounts for shares of Growth and Income (Pro Forma After Comstock Reorganization), Growth and Income (Pro Forma After Equity Index Reorganization) and Growth and Income (Pro Forma After Both Reorganizations) set forth in the following tables and in the examples are based on what the estimated expenses of Growth and Income would have been for the 12-month period ended December 31, 2009, assuming the Reorganization of Comstock into Growth and Income, the Reorganization of Equity Index into Growth and Income and the Reorganizations of Comstock and Equity Index into Growth and Income, respectively, had taken place on January 1, 2009.

Shareholder Fees (fees paid directly from your investment)

None

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Comstock	Growth and Income	Growth and Income (Pro Forma After Comstock Reorganization)(a)	Growth and Income (Pro Forma After Both Reorganizations)(a)
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and Shareholder Servicing (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses	0.41%	0.37%(b)	0.25%	0.23%
Total Annual Series Operating Expenses	1.11%	1.07%	1.20%	1.18%
Expense Reimbursements	(0.16%)(c)	(0.17%)(c)	(0.30%)(d)	(0.28%)(d)
Net Annual Series Operating Expenses	0.95%	0.90%	0.90%	0.90%

(a) Expenses have been restated.

(b) Other Expenses would have been 0.41% if extraordinary expenses had been included.

(c) The Fund has entered into an expense limitation agreement with PVA whereby PVA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.25% (0.20% in the case of Growth and Income) of the Series’ average net assets. This expense limitation agreement is in place through at least April 30, 2011 and can only be terminated before then by mutual agreement of the Fund and PVA.

(d) As of the effective date of the Reorganization(s), VIA has contractually agreed to limit Growth and Income’s total operating expenses (excluding taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses, such as litigation or acquired fund fees and expenses) so that such expenses do not exceed 0.90% through November 30, 2012. Following the contractual period, VIA may discontinue this expense reimbursement arrangement at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under this arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

Shareholder Fees (fees paid directly from your investment)

None

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Equity Index	Growth and Income	Growth and Income (Pro Forma After Equity Index Reorganization)(a)	Growth and Income (Pro Forma After Both Reorganizations)(a)
Management Fees	0.30%	0.70%	0.70%	0.70%
Distribution and Shareholder Servicing (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses	0.39%	0.37%(b)	0.25%	0.23%
Total Annual Series Operating Expenses	0.69%	1.07%	1.20%	1.18%
Expense Reimbursements	(0.19%)(c)	(0.17%)(c)	(0.30%)(d)	(0.28%)(d)
Net Annual Series Operating Expenses	0.50%	0.90%	0.90%	0.90%

(a) Expenses have been restated.

(b) Other Expenses would have been 0.41% if extraordinary expenses had been included.

(c) The Fund has entered into an expense limitation agreement with PVA whereby PVA has agreed to reimburse the Series for expenses necessary or appropriate for the operation of the Series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.20% of the Series’ average net assets. This expense limitation agreement is in place through at least April 30, 2011 and can only be terminated before then by mutual agreement of the Fund and PVA.

(d) As of the effective date of the Reorganization(s), VIA has contractually agreed to limit Growth and Income’s total operating expenses (excluding taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses, such as litigation or acquired fund fees and expenses) so that such expenses do not exceed 0.90% through November 30, 2012. Following the contractual period, VIA may discontinue this expense reimbursement arrangement at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under this arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in the Series and Growth and Income (Pro Forma After Comstock Reorganization), Growth and Income (Pro Forma After Equity Index Reorganization) and Growth and Income (Pro Forma After Both Reorganizations), assuming the Reorganization of Comstock into Growth and Income, the Reorganization of Equity Index into Growth and Income and the Reorganizations of Comstock and Equity Index into Growth and Income, respectively, take place, with the cost of investing in other funds. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The following tables also assume that total annual operating expenses remain the same and the expense limitation agreements remain in place for the periods indicated. The examples are for illustration only, and your actual costs may be higher or lower.

The Examples do not reflect the fees, expenses or withdrawal charges imposed by the Contracts for which the Series serve as investment vehicles. If those fees and expenses had been included, your costs would be higher.

Examples of Series Expenses

	One Year	Three Years	Five Years	Ten Years
Comstock	$97	$337	$596	$1,337
Growth and Income	$92	$323	$574	$1,290
Growth and Income (Pro Forma After Comstock Reorganization)	$92	$309	$590	$1,390
Growth and Income (Pro Forma After Both Reorganizations)	$92	$308	$584	$1,371

	One Year	Three Years	Five Years	Ten Years
Equity Index	$51	$202	$365	$841
Growth and Income	$92	$323	$574	$1,290
Growth and Income (Pro Forma After Equity Index Reorganization)	$92	$309	$590	$1,390
Growth and Income (Pro Forma After Both Reorganizations)	$92	$308	$584	$1,371

How do the Series’ portfolio turnover rates compare?

Each Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Examples of Series Expenses, affect the Series’ performance. During the most recent fiscal year, Comstock’s portfolio turnover rate was 22% of the average value of its portfolio and Equity Index’s portfolio turnover rate was 7% of the average value of its portfolio, while Growth and Income’s portfolio turnover rate was 109% of the average value of its portfolio. Growth and Income’s high portfolio turnover rate was attributable to portfolio manager and investment strategy changes that occurred in March 2009.

How do the Series’ performance records compare?

The following charts show how the shares of Comstock, Equity Index and Growth and Income have performed in the past. Past performance is not an indication of future results.

Past performance does not reflect the fees, expenses or withdrawal charges imposed by the Contracts for which the Series serve as investment vehicles. If those fees and expenses had been included, performance would be lower.

Year-by-Year Total Return (%)

The charts below show the percentage gain or loss in each full calendar year for the shares of each Series.

These charts should give you a general idea of the risks of investing in each Series by showing how the Series’ return has varied from year to year. These charts include the effects of series expenses. Each Series can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.

Comstock

32.16% 00	-17.96% 01	-21.93% 02	23.87% 03	12.91% 04	5.43% 05	20.90% 06	-2.22% 07	-35.73% 08	29.97% 09
Best Quarter: 2nd - 2009	19.81%
Worst Quarter: 4th - 2008	- 22.38%

Equity Index

-11.47% 00	-11.90% 01	23.68% 02	26.23% 03	9.84% 04	3.69% 05	14.21% 06	4.87% 07	-37.31% 08	26.22% 09
Best Quarter: 2nd - 2009	15.96%
Worst Quarter: 4th - 2008	- 22.11%

Growth and Income

-6.61% 00	-8.17% 01	-22.51% 02	27.46% 03	10.48% 04	4.80% 05	17.18% 06	6.66% 07	-34.93% 08	23.50% 09
Best Quarter: 2nd - 2009	17.78%
Worst Quarter: 4th - 2008	- 20.13%

The next set of tables lists the average annual total return of the shares of Comstock, Equity Index and Growth and Income for the past one, five and ten years (through December 31, 2009). These tables include the effects of series expenses and are intended to provide you with some indication of the risks of investing in each Series by comparing its performance with appropriate widely recognized indexes of securities, descriptions of which can be found following the table.

Average Annual Total Return (for the period ended 12/31/2009)

	1 Year Ended 12/31/09	5 Years Ended 12/31/09	10 Years Ended 12/31/09
Comstock	29.97%	0.81%	2.11%
S&P 500® Index	26.46%	0.42%	-0.96%
Russell 1000® Value Index	19.69%	-0.25%	2.47%

	1 Year Ended 12/31/09	5 Years Ended 12/31/09	10 Years Ended 12/31/09
Equity Index	26.22%	-0.35%	-2.07%
S&P 500® Index	26.46%	0.42%	-0.96%

	1 Year Ended 12/31/09	5 Years Ended 12/31/09	10 Years Ended 12/31/09
Growth and Income	23.50%	1.03%	-0.15%
S&P 500® Index	26.46%	0.42%	-0.96%

__________________________

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The indexes are calculated on a total-return basis with dividends reinvested. These indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the fees or expenses associated with the active management of an actual portfolio.

For a detailed discussion of the manner of calculating total return, please see the Series’ Statement of Additional Information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders’ accounts.

Important information about Growth and Income is also contained in management’s discussion of Growth and Income’s performance, which appears in the most recent Annual Report of the Fund relating to Growth and Income.

Who will be the Advisor of my Series after the Reorganizations? What will the advisory fees be after the Reorganizations?

Management of the Series

The overall management of Comstock, Equity Index and Growth and Income is the responsibility of, and is supervised by, the Board of Trustees of the Fund.

Advisor

PVA currently is the investment advisor for Growth and Income and is responsible for managing the Series’ investment program and for the general operations of the Series, including oversight of the Series’ subadvisor and recommending its hiring, termination and replacement.

Subadvisor

VIA currently is the investment subadvisor to Growth and Income. Pursuant to a Subadvisory Agreement with PVA, VIA is responsible for the day-to-day management of the Series’ portfolio.

Facts about VIA:

•	VIA is an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. and has acted as an investment adviser for over 70 years.

•	VIA acts as the investment adviser for over 40 mutual funds and as advisor to institutional clients, with assets under management of approximately $13.2 billion as of December 31, 2009.

•	VIA is located at 100 Pearl Street, Hartford, Connecticut 06103.

VIA and the Fund have each received an exemptive order from the SEC granting exemptions from certain provisions of the 1940 Act pursuant to which the Series’ investment advisor is, subject to supervision and approval of the Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the Fund. The Fund and VIA therefore, with approval from the Board of Trustees, would have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. VIA will continue to have the ultimate responsibility to oversee the subadvisors to the Board of Trustees and recommend their hiring, termination and replacement. Within 90 days of the hiring of any new subadvisor for a Series, Contract Owners that are invested in the Series through their Contract will be furnished with all information about the new subadvisor that would be in a proxy statement seeking shareholder approval of the new subadvisor.

Portfolio Management

Carlton Neel. Mr. Neel is a Senior Vice President of VIA, as well as of Euclid Advisors, LLC (“Euclid”) and Zweig Advisers, LLC (“Zweig”), which are affiliates of VIA. He also serves as Portfolio Manager for the Virtus Alternatives Diversifier Fund, the Virtus Balanced Fund, the Virtus Growth & Income Fund and the Virtus Tactical Allocation Fund, as well as The Zweig Fund and The Zweig Total Return Fund, Inc., two closed-end funds managed by Zweig. Mr. Neel has been with Euclid and Zweig since April 2003 and was previously employed by Zweig from 1995 until July 2002. He has managed Growth and Income since March 23, 2009.

David Dickerson. Mr. Dickerson is a Senior Vice President of VIA, Euclid and Zweig. He also serves as Portfolio Manager for the Virtus Alternatives Diversifier Fund, the Virtus Balanced Fund, the Virtus Growth & Income Fund and the Virtus Tactical Allocation Fund, as well as The Zweig Fund and The Zweig Total Return Fund, Inc. Mr. Dickerson has been with Euclid and Zweig since April 2003 and was previously employed by Zweig from 1993 until July 2002. He has managed Growth and Income since March 23, 2009.

Messrs. Neel and Dickerson are jointly and primarily responsible for the day-to-day management of the Series’ investments.

Subject to the approval of Growth and Income’s current shareholders, the Board of Trustees of the Fund has approved an investment advisory agreement with VIA with respect to Growth and Income. If Growth and Income’s current shareholders approve this investment advisory agreement, then VIA would become investment advisor for Growth and Income. Growth and Income’s investment strategies and portfolio managers are not expected to change as a result of this investment advisor change. In connection with the change in investment advisor, Growth and Income’s name is expected to be changed to “Virtus Growth and Income Series.” If Growth and Income’s current shareholders do not approve VIA as investment advisor for Growth and Income, then PVA and VIA would continue to serve as investment advisor and subadvisor, respectively, for Growth and Income.

Please refer to the Statement of Additional Information for additional information about Growth and Income’s portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of shares of Growth and Income.

Advisory Fees

For its management and supervision of the daily business affairs of Growth and Income, PVA is entitled to receive a monthly fee at an annual rate of 0.70% of Growth and Income’s average daily net assets up to $250 million, plus 0.65% of such assets over $250 million up to $500 million, plus 0.60% of such assets over $500 million. The advisory fees paid by Growth and Income would remain the same in the event VIA becomes Growth and Income’s investment advisor.

PVA has contractually agreed to limit Growth and Income’s other expenses through April 30, 2011, which has the effect of limiting the expense ratio for Growth and Income. Unless otherwise agreed upon, PVA may reduce or cease the expense limitation at any time after the contractual period.

If VIA becomes the investment advisor for Growth and Income, VIA has contractually agreed to limit Growth and Income’s total operating expenses (excluding taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses, such as litigation or acquired fund fees and expenses) so that such expenses do not exceed 0.90% through November 30, 2012. After November 30, 2012, VIA has contractually agreed to limit Growth and Income’s total operating expenses (excluding taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses, such as litigation or acquired fund fees and expenses) so that such expenses do not exceed the median operating expenses of Growth and Income’s peer group, as defined by Lipper Inc., through April 30, 2014. The peer group median will be based on the operating expense ratio of those funds in the peer group as of the end of the previous fiscal year, and thus the actual limit will not be known until that time. Following the contractual period, VIA may discontinue this expense reimbursement arrangement at any time. Under certain conditions, VIA may recapture operating expenses reimbursed under this arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

Subadvisory Fees

Under the terms of the Subadvisory Agreement, VIA is paid by PVA for providing advisory services to Growth and Income. Growth and Income does not pay a fee to VIA. PVA pays VIA a subadvisory fee at an annual rate of 0.32% of Growth and Income’s average daily net assets.

In the event VIA becomes the investment advisor for Growth and Income, VIA is expected to manage the Series’ assets rather than hiring a subadvisor to manage those assets.

What will be the primary federal tax consequences of the Reorganizations?

Prior to or at the completion of each Reorganization, the Series will have received an opinion from the law firm of Sullivan & Worcester LLP that, while the matter is not entirely free from doubt, for federal income tax purposes, the Reorganization contemplated by the Plan will qualify as a tax-free reorganization described in section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and that, while the matter is not entirely free from doubt, each Series will be “a party to a reorganization,” within the meaning of section 368(b) of the Code.

If each Reorganization qualifies as a tax-free reorganization and each of the Series is a party to a reorganization, as described above, then, as a result, for federal income tax purposes, no gain or loss will be recognized by Comstock, Equity Index or their Record Holders as a result of receiving shares of Growth and Income in connection with the applicable Reorganization. The holding period and aggregate tax basis of the shares of Growth and Income that are received by the Record Holders of Comstock and Equity Index will be the same as the holding period and aggregate tax basis of the shares of Comstock and Equity Index, respectively, previously held by such Record Holders, provided that such shares of Comstock and Equity Index are held as capital assets. In addition, no gain or loss will be recognized by Growth and Income upon the receipt of the assets of Comstock and Equity Index in exchange for shares of Growth and Income and the assumption by Growth and Income of Comstock’s and Equity Index’s liabilities, and the holding period and tax basis of the assets of Comstock and Equity Index in the hands of Growth and Income as a result of the Reorganizations will be the same as in the hands of Comstock and Equity Index immediately prior to the Reorganizations. Assuming each shareholder’s Contract is treated as a variable annuity for federal income tax purposes, each shareholder will not recognize taxable income as a result of either Reorganization.

What will happen if one or more Reorganizations is not approved?

Neither Reorganization is contingent on the other Reorganization being approved. If Comstock’s or Equity Index’s shareholders do not approve the applicable Reorganization, then the Trustees of the Fund will consider other possible courses of action in the best interests of Comstock and Equity Index and their respective shareholders.

RISKS

Are the risk factors for each Series similar?

Yes. The risk factors are similar due to the substantially similar investment objectives and similar investment policies of the Series. The risks of Growth and Income are described in greater detail in that Series’ Prospectus and Statement of Additional Information.

What are the primary risks of investing in each Series?

An investment in each Series is subject to certain risks. There is no assurance that investment performance of any Series will be positive or that the Series will meet their investment objectives. The following disclosure highlights the primary risks associated with an investment in each of the Series.

Each of the Series is subject to Equity Securities Risk, Larger Market Capitalization Risk and Market Risk.

•	Equity Securities Risk– In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

•	Larger Market Capitalization Risk – Companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of a Series shares may not rise as much in rising markets as the value of a fund that emphasizes companies with smaller market capitalizations.

•	Market Risk – The value of your shares is based on the market value of a Series’ investments. However, the value of the Series’ investments that support your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. If your financial circumstances are likely to require you to sell your shares at any particular time, rather than holding them indefinitely, you run the risk that your sale of shares will occur when share values have declined.

The value of a Series’ investments can decrease for a number of reasons. For example, changing economic conditions may cause a decline in the value of many or most investments. Particular industries can face poor market conditions for their products or services so that companies engaged in those businesses do not perform as well as companies in other industries. Interest rate changes may improve prospects for certain types of businesses and they may worsen prospects for others. Share values also can decline if the specific companies selected for investment fail to perform as expected, regardless of general economic trends, industry trends, interest rates and other economic factors. When companies owned by the Series encounter negative conditions they may be unable to continue to pay dividends or interest at expected levels.

Comstock and Growth and Income are also subject to Foreign Investment Risk and Securities Selection Risk.

•	Foreign Investment Risk – Foreign investments could be more difficult to sell than U.S. investments. They also may subject a Series to risks different from investing in domestic securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders.

Some foreign securities are issued by companies organized outside the United States and are traded only or primarily in trading markets outside the United States. These foreign securities can be subject to most, if not all, of the risks of foreign investing. Some foreign securities are issued by companies organized outside the United States but are traded in U.S. securities markets and are denominated in U.S. dollars. For example, American Depositary Receipts and shares of some large foreign-based companies are traded on principal U.S. exchanges. Other securities are not traded in the United States but are denominated in U.S. dollars. These securities are not subject to all the risks of foreign investing. For example, foreign trading market or currency risks will not apply to dollar denominated securities traded in U.S. securities markets.

•	Securities Selection Risk– There is the possibility that the specific securities held by a Series will underperform the securities held by other funds in the same asset class or the benchmark that is representative of the general performance of the asset class because of the subadvisor’s choice of portfolio securities.

         Comstock is also subject to Interest Rate Risk (for income-producing equity securities) and Value Investing Risk.

•	Interest Rate Risk (for income -producing equity securities) –Income producing equity securities may react like fixed-income securities due to changes in interest rates. Thus, when interest rates rise, the prices of income-producing equity securities may fall. Conversely, a decrease in interest rates may cause these securities to increase in value.

•	Value Investing Risk – Comstock invests in value stocks. Value stocks are those which are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. The value approach to investing involves the risk that the value of the security will not be recognized for an unexpectedly long period of time, and the risk that the security judged to be undervalued may actually be appropriately priced or even overvalued due to fundamental problems not yet apparent. Value oriented stocks will typically underperform when growth investing is in favor.

Equity Index is also subject to Index Investment Risk.

•	Index Investment Risk – An investment in Equity Index is subject to the risk of losing money on the investment and the risk that the Series could underperform other investments if the value of the S&P 500® Index goes down. Unlike other funds that do not attempt to track an index, Equity Index may not use certain techniques to reduce the risk of loss. For example, the Series generally will not keep any significant portion of its assets in cash. As a result, the Series may go down in value more than an actively managed fund in the event of a general market decline.

In addition, Equity Index is subject to tracking error risk whereby the returns of the Series deviate from those of the S&P 500® Index. Because the Series incurs fees and expenses, such as brokerage commissions, whereas the S&P 500® Index does not, the Series will tend to underperform the performance of the S&P 500® Index. Other factors that may cause the returns of the Series to deviate from the S&P 500® Index include the imperfect correlation between the securities held by the Series and those in the S&P 500® Index, rounding of prices, and general changes to the S&P 500® Index and to regulatory policies that may affect the ability of the Series to achieve close correlation with the S&P 500® Index.

Growth and Income is also subject to Foreign Currency Risk.

•	Foreign Currency Risk – Growth and Income may invest in securities denominated in foreign currencies. Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect Growth and Income’s net asset value (share price) and dividends either positively or negatively depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the short and long terms. In addition, when certain foreign countries experience economic difficulties, there is an increased risk that the foreign government may impose restrictions on the free exchange of its currency.

Please refer to each Series’ Prospectus and Statement of Additional Information for more information on risks.

INFORMATION ABOUT THE REORGANIZATIONS

At special meetings held on July 1, 2010 and July 26, 2010, all of the Trustees of the Fund on behalf of Comstock and Equity Index, including the Disinterested Trustees, considered and approved the Reorganizations as set forth in the Plans. They determined that the Reorganizations were in the best interests of Comstock and Equity Index and their shareholders, and that the interests of existing shareholders of Comstock and Equity Index will not be diluted as a result of the transactions contemplated by the Reorganizations.

Before approving each Plan, the Trustees evaluated extensive information provided by the management of the Series and reviewed various factors about the Series and the proposed Reorganizations. The Trustees noted that Growth and Income has substantially similar investment objectives as both Comstock and Equity Index. The Trustees also took into account that Growth and Income has similar investment strategies as those of Comstock and Equity Index. They further noted that Growth and Income’s performance for the five-year period ended December 31, 2009 exceeded that of Comstock, Equity Index and the S&P 500® Index, and its performance for the ten-year period ended December 31, 2009 exceeded that of Equity Index and the S&P 500® Index. The Trustees also took into account that Equity Index had underperformed the S&P 500® Index for the one-, five- and ten-year periods ended December 31, 2009. In addition, it is expected that total annual series operating expenses, after contractual expense reimbursements, on a pro-forma basis for the combined Series will be lower than Comstock’s current total annual series operating expenses, after contractual expense reimbursements. Although management fees and total annual series operating expenses, after contractual expense reimbursements, on a pro-forma basis for the combined Series are expected to be higher than Equity Index’s current management fees and total annual series operating expenses, after contractual expense reimbursements, the Trustees took into account that the higher management fees and total annual series operating expenses will allow shareholders of Equity Index to own an actively managed series that seeks to outperform the S&P 500® Index in total return and dividend yield.

The Trustees considered the relative asset size of each Series, including the benefits of creating an entity with a higher combined level of assets.

In addition, the Trustees considered, among other things:

•	the terms and conditions of each Reorganization;

•	the fact that the Reorganizations would not result in the dilution of shareholders’ interests;

•	the effect of the Reorganizations on the Contract Owners and the value of their Contracts;

•	the fact that VIA and PVA, or one of their respective affiliates, will equally bear the expenses incurred in connection with the Reorganizations;

•	the benefits to shareholders, including from operating efficiencies, which may be achieved from participating in the restructuring of the investment portfolios to be offered in connection with each Insurance Company’s and non-affiliated insurance company’s insurance and annuity products;

•	the fact that Growth and Income will assume all of the liabilities of Comstock and Equity Index;

•	the fact that, while the matter is not entirely free from doubt, each Reorganization is expected to be a tax-free transaction for federal income tax purposes; and

•	alternatives available to shareholders of Comstock and Equity Index, including the ability to instruct the Insurance Company to move their investment into other investment options under their Contracts.

During their consideration of the Reorganizations, the Trustees of the Fund consulted with counsel to the Disinterested Trustees, as appropriate.

After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Trustees of the Fund concluded that the proposed Reorganizations would be in the best interests of Comstock and

Equity Index and their shareholders. Consequently, they approved the Plans and directed that the Plans be submitted to shareholders of Comstock and Equity Index for approval.

The Trustees of the Fund have also approved the Plans on behalf of Growth and Income, after concluding that the proposed Reorganizations would be in the best interests of Growth and Income and its shareholders.

Agreements and Plans of Reorganization

The following summary is qualified in its entirety by reference to each Plan (the forms of which are attached as Exhibits A1 and A2 to this Prospectus/Proxy Statement).

The Plans provide that all of the assets of Comstock and Equity Index will be acquired by Growth and Income in exchange for shares of Growth and Income and the assumption by Growth and Income of all of the liabilities of Comstock and Equity Index on or about November 5, 2010, or such other date as may be agreed upon by the parties (the “Closing Date”). Prior to the Closing Date, Comstock and Equity Index each will endeavor to discharge all of its known liabilities and obligations. Comstock and Equity Index each will prepare an unaudited statement of its assets and liabilities as of the Closing Date.

At or prior to the Closing Date, Comstock and Equity Index each will declare and pay a distribution or distributions that, together with all previous distributions, shall have the effect of distributing to its Record Holders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

The number of full and fractional shares of Growth and Income to be received by the Record Holders of Comstock and Equity Index will be determined by dividing the net assets of Comstock and Equity Index, respectively, by the net asset value of a share of Growth and Income. These computations will take place as of immediately after the close of business on the New York Stock Exchange and after the declaration of any dividends at or prior to the Closing Date (the “Valuation Date”). The net asset value per share will be determined by dividing assets, less liabilities, by the total number of outstanding shares.

VP Distributors, Inc., the administrator for each Series, will compute the value of each Series’ respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of the Fund, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC’s Division of Investment Management.

Immediately after the transfer of its assets to Growth and Income, Comstock or Equity Index will liquidate and distribute pro rata to its Record Holders as of the close of business on the Closing Date the full and fractional shares of Growth and Income received by it. The liquidation and distribution will be accomplished by the establishment of accounts in the names of Comstock’s or Equity Index’s Record Holders on the share records of Growth and Income or its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Growth and Income due to Comstock’s or Equity Index’s Record Holders. All issued and outstanding shares of Comstock or Equity Index will be canceled. The shares of Growth and Income to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, Comstock or Equity Index will be terminated as a series of the Fund.

The consummation of each Reorganization is subject to the conditions set forth in the applicable Plan, including approval by Comstock’s or Equity Index’s shareholders and the accuracy of various representations and warranties. Notwithstanding approval of Comstock’s and Equity Index’s shareholders, each Plan may be terminated (a) by the mutual agreement of Comstock or Equity Index and Growth and Income; (b) by either Comstock or Equity Index or Growth and Income if the applicable Reorganization has not occurred on or before April 30, 2011, unless such date is extended by mutual agreement of Comstock or Equity Index and Growth and Income; or (c) by either party if the other party materially breaches its obligations under the applicable Plan or made a material and intentional misrepresentation in the applicable Plan or in connection with the applicable Plan.

If a Reorganization is not consummated, VIA and PVA, or their respective affiliates, will pay equally the expenses incurred by Comstock or Equity Index and Growth and Income in connection with the applicable Reorganization (including the cost of any proxy soliciting agent). In such event, no portion of the expenses will be borne directly or indirectly by Comstock, Equity Index, Growth and Income or their shareholders.

If Comstock’s or Equity Index’s shareholders do not approve the applicable Reorganization, the Trustees of the Fund will consider other possible courses of action in the best interests of Comstock or Equity Index and its shareholders.

Federal Income Tax Consequences

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368 of the Code. As a condition to the closing of each Reorganization, Comstock or Equity Index and Growth and Income will receive an opinion from the law firm of Sullivan & Worcester LLP to the effect that, while the matter is not entirely free from doubt, for federal income tax purposes and based upon certain facts, assumptions, and representations, the Reorganization contemplated by the applicable Plan will qualify as a tax-free reorganization described in section 368(a) of the Code, and that, while the matter is not entirely free from doubt, each Series will be “a party to a reorganization,” within the meaning of section 368(b) of the Code.

If a Reorganization qualifies as a tax-free reorganization and each of the Series is a party to a reorganization, as described above, then, while the matter is not entirely free from doubt, as a result:

1.	No gain or loss will be recognized by Growth and Income upon the receipt of the assets of Comstock or Equity Index solely in exchange for the shares of Growth and Income and the assumption by Growth and Income of the liabilities of Comstock or Equity Index;

2.	No gain or loss will be recognized by Comstock or Equity Index on the transfer of its assets to Growth and Income in exchange for Growth and Income’s shares and the assumption by Growth and Income of the liabilities of Comstock or Equity Index or upon the distribution of Growth and Income’s shares to Comstock’s and Equity Index’s Record Holders in exchange for their shares of Comstock and Equity Index, respectively;

3.	No gain or loss will be recognized by Comstock’s and Equity Index’s Record Holders upon the exchange of their shares of Comstock and Equity Index, respectively, for shares of Growth and Income in liquidation of Comstock and Equity Index;

4.	The aggregate tax basis of the shares of Growth and Income received by each Record Holder of Comstock and Equity Index pursuant to the applicable Reorganization will be the same as the aggregate tax basis of the shares of Comstock and Equity Index held by such Record Holder immediately prior to the applicable Reorganization, and the holding period of the shares of Growth and Income received by each Record Holder of Comstock and Equity Index will include the period during which the shares of Comstock and Equity Index, respectively, exchanged therefor were held by such Record Holder (provided that the shares of Comstock and Equity Index are held as capital assets on the date of the applicable Reorganization); and

5.	The tax basis of the assets of Comstock and Equity Index acquired by Growth and Income will be the same as the tax basis of such assets to Comstock and Equity Index, respectively, immediately prior to the applicable Reorganization, and the holding period of such assets in the hands of Growth and Income will include the period during which the assets were held by Comstock and Equity Index, as the case may be.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If a Reorganization is consummated, but does not qualify as a tax-free reorganization under the Code, Comstock or Equity Index, as the case may be, would recognize gain or loss on the transfer of its assets to Growth and Income and each Record Holder of Comstock or Equity Index, as the case may be, would recognize a taxable gain or loss equal to the difference between its tax basis in its Comstock or Equity Index shares and the fair market value of the shares of Growth and Income it received.

Growth and Income’s utilization after the Reorganizations of any pre-Reorganization losses realized by Growth and Income to offset income or gain realized by Comstock or Equity Index could be subject to limitation.

Pro Forma Capitalization

The following tables set forth the capitalization of the Series as of December 31, 2009, and the capitalization of Growth and Income on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The columns entitled “Growth and Income (Pro Forma After Comstock Reorganization),” “Growth and Income (Pro Forma After Equity Index Reorganization)” and “Growth and Income (Pro Forma After Both Reorganizations)” show you the pro forma capitalization of Growth and Income assuming the Reorganization of Comstock into Growth and Income, the Reorganization of Equity Index into Growth and Income and the Reorganizations of Comstock and Equity Index into Growth and Income, respectively, take place. The pro forma data reflects an exchange ratio of approximately 0.8525 shares of Growth and Income for each share of Comstock and an exchange ratio of approximately 0.8711 shares of Growth and Income for each share of Equity Index.

Capitalization of Comstock, Growth and Income and
Growth and Income (Pro Forma After Comstock Reorganization)
	Comstock	Growth and Income	Adjustments	Growth and Income (Pro Forma After Comstock Reorganization)
Net Assets (in 000s)	$46,565	$90,300	–	$136,865
Net Asset Value Per Share	$9.79	$11.49		$11.49
Shares Outstanding (in 000s)	4,754	7,862	(701)(a)	11,915
(a)	Reflects change in shares outstanding due to reduction of shares of Comstock in exchange for shares of Growth and Income based on the net asset value of Growth and Income’s shares at December 31, 2009.

Capitalization of Equity Index, Growth and Income and
Growth and Income (Pro Forma After Equity Index Reorganization)
	Equity Index	Growth and Income	Adjustments	Growth and Income (Pro Forma After Equity Index Reorganization)
Net Assets (in 000s)	$64,594	$90,300	–	$154,894
Net Asset Value Per Share	$10.01	$11.49		$11.49
Shares Outstanding (in 000s)	6,454	7,862	(832)(b)	13,484
(b)	Reflects change in shares outstanding due to reduction of shares of Equity Index in exchange for shares of Growth and Income based on the net asset value of Growth and Income’s shares at December 31, 2009.

Capitalization of Comstock, Equity Index, Growth and Income and
Growth and Income (Pro Forma After Both Reorganizations)
	Comstock	Equity Index	Growth and Income	Adjustments	Growth and Income (Pro Forma After Both Reorganization)
Net Assets (in 000s)	$46,565	$64,594	$90,300	–	$201,459
Net Asset Value Per Share	$9.79	$10.01	$11.49		$11.49
Shares Outstanding (in 000s)	4,754	6,454	7,862	(1,534)(c)	17,536
(c)	Reflects change in shares outstanding due to reduction of shares of Comstock and Equity Index in exchange for shares of Growth and Income based on the net asset value of Growth and Income’s shares at December 31, 2009.

The tables set forth above should not be relied upon to reflect the number of shares to be received in a Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Series at the time of the Reorganization.

Distribution of Shares

All Series of the Fund sell shares to the separate accounts of the Insurance Companies as a funding vehicle for the Contracts offered by the Insurance Companies. Expenses of Growth and Income are passed through to the Insurance Companies’ separate accounts and are ultimately borne by Contract Owners, subject to any expense caps or reimbursements made by the Advisor. In addition, other fees and expenses are assessed by the Insurance Company at the separate account level. (The Insurance Company Contract prospectus describes all fees and charges relating to a Contract.) Growth and Income may also offer shares to other separate accounts of other insurers and to employee benefit plans that are qualified plans if approved by the Board of Trustees of the Fund. Currently, all series of the Fund sell shares only to the separate accounts of the Insurance Companies. Comstock, Equity Index and Growth and Income are each authorized to issue only one class of shares.

Currently, 1851 Securities, Inc., an affiliate of Phoenix Life Insurance Company, distributes Growth and Income’s shares underlying the Contracts through broker-dealers, banks, or other financial intermediaries. The Board of Trustees of the Fund has approved a distribution agreement with VP Distributors, Inc. (“VPD”), an affiliate of Virtus Investment Partners, Inc., with respect to Growth and Income, under which VPD would become the exclusive distributor of Growth and Income’s shares.

In the proposed Reorganization, shareholders of Comstock and Equity Index will receive shares of Growth and Income. Shares of the Series are sold at net asset value without any initial or deferred sales charge.

Subject to the approval of Growth and Income’s current shareholders, the Board of Trustees of the Fund has approved a distribution and shareholder servicing plan, pursuant to Rule 12b-1 of the 1940 Act, for Growth and Income. Under this plan, shares of Growth and Income will be subject to an ongoing distribution and shareholder servicing fee at an annual rate of 0.25% of Growth and Income’s average daily net assets. This fee will be used by Growth and Income to compensate VPD for services rendered and expenses borne in connection with activities primarily intended to result in the sale of shares of Growth and Income. A service fee of 0.10% that is currently paid by Growth and Income under the sub-transfer agency agreement is expected to be eliminated if the new distribution and shareholder servicing fee is implemented. In addition, under the expense limitation agreement between the Fund and VIA, Growth and Income’s total annual series operating expenses, after expense reimbursements, are not expected to increase as a result of the new distribution and shareholder servicing fee. If Growth and Income’s current shareholders do not approve the plan, then shares of Growth and Income would not be subject to the new 0.25% Rule 12b-1 distribution and shareholder servicing fee.

In connection with the Reorganizations, no sales charges are imposed. Certain sales or other charges are imposed by the Contracts for which Growth and Income serves as an investment vehicle. More detailed descriptions of the shares and the distribution arrangements applicable to these shares are contained in the Prospectus and Statement of Additional Information relating to Growth and Income.

Purchase and Redemption Procedures

The prospectus for your Contract describes the procedures for investing your purchase payments or premiums in shares of a Series. No fee is charged by a Series for selling (redeeming) shares. The Contract prospectus describes whether an Insurance Company charges any fees for redeeming your interest in a Contract. Each Series buys or sells shares at net asset value per share of the Series for orders received on a given day, and the Insurance Company uses this value to calculate the value of your interest in your Contract.

The Insurance Companies, on behalf of the principal underwriter for the Contracts, place orders for the purchase or redemption of shares of a Series based on, among other factors, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contracts. Unless received after 4 p.m. Eastern Time, in which case they are processed the following day, orders are effected at the net asset value per share for the Series determined on that same date, without the imposition of any sales commission or redemption charge. The Insurance Company uses this net asset value to calculate the value of your interest in your Contract.

Exchange Privileges

The Contract prospectus indicates whether an Insurance Company charges any fees for moving your assets from one investment option to another. No fees for exchanges are charged by the Fund.

Dividend Policy

Each Series has the same distribution policy. Each Series declares and distributes its dividends from net investment income (including any short-term capital gains) to the Insurance Company separate accounts at least once a year and not to you, the Contract Owner. These distributions are in the form of additional shares and not cash. The result is that the Series’ investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. All net realized long- or short-term capital gains of each Series are also declared and distributed once a year and reinvested in the Series.

Each Series has qualified, and Growth and Income intends to continue to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Series must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Series distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its Record Holders, it is expected that a Series will not be required to pay any federal income taxes on the amounts distributed to its Record Holders.

Taxes

No discussion is included here as to the federal income tax consequences at the shareholder level because the separate accounts are the only Record Holders of the Series. For information concerning the federal income tax consequences to purchasers of Contracts, see the Contract prospectus which describes the particular separate account and Contract.

Payments to Insurance Companies and Other Financial Intermediaries

Shares of the Series are generally available only through intermediaries, i.e., the separate accounts. The Series (and/or their related companies) may pay the Insurance Companies (and/or their related companies) for distribution and/or other services; some of the payments may, in turn, go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary by influencing the intermediary’s investment recommendations, or may be a factor in the Insurance Company’s decision to include the Series as underlying investment options in a Contract. Ask your salesperson or review your Contract prospectus for more information.

COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS

Form of Organization

Comstock, Equity Index and Growth and Income are each a series of the Fund, an open-end management investment company registered with the SEC under the 1940 Act and organized as a Massachusetts business trust. The Fund is currently governed by its Declaration of Trust, as amended (“Declaration of Trust”), Board of Trustees, Massachusetts law and federal law. The Fund is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The series of the Fund currently consist of Comstock, Equity Index, Growth and Income and other mutual funds of various asset classes.

Subject to the approval of the Fund’s shareholders, the Board of Trustees of the Fund has approved an agreement and plan of reorganization that provides for the reorganization of the series of the Fund into series of a Delaware statutory trust (the “Trust Plan”). If the Fund’s shareholders approve the Trust Plan, then the Series would be reorganized as series of a Delaware statutory trust by March 11, 2011. As a result, the Fund would be governed by Delaware law rather than Massachusetts law. The discussion below assumes that: (1) the Fund’s shareholders will approve the Trust Plan, (2) the Series will be reorganized as series of a Delaware statutory trust, and (3) the Fund will adopt a new Declaration of Trust and By-Laws. If the Fund’s shareholders do not approve the Trust Plan, then the Fund would remain a Massachusetts business trust and the discussion below regarding Delaware law and the new Declaration of Trust and By-Laws would be inapplicable.

Capitalization

The beneficial interests in the Fund are represented by an unlimited number of transferable shares of beneficial interest, $1.00 par value per share of one or more series. The Declaration of Trust permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Series.

Shares of each Series are offered only in one class and represent an equal pro rata interest in the Series. Shareholders of each Series are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Series vote separately, by Series, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Series.

Shareholder Liability

Currently, shareholders of the Fund as shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable under the applicable state law for the obligations of the Fund. However, the current Declaration of Trust of the Fund contains an express disclaimer of shareholder liability and permits notice of such disclaimer to be given in each agreement entered into or executed by the Fund or the Trustees or officers of the Fund, as applicable. The current Declaration of Trust also provides for shareholder indemnification out of the assets of the Fund.

Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. In the event the Series are reorganized as series of a Delaware statutory trust and the Fund or a shareholder of the Fund is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of the Fund to liability. To guard against this risk, the new Declaration of Trust is expected to (a) provide that any written obligation of the Fund may contain a statement that such obligation may only be enforced against the assets of the Fund or the particular series in question and the obligation is not binding upon the shareholders of the Fund; however, the omission of such a disclaimer would not operate to create personal liability for any shareholder; and (b) provide for indemnification out of trust property of any shareholder held personally liable for the obligations of the Fund. Accordingly, assuming the Series are reorganized as series of a Delaware statutory trust, the risk of a shareholder of the Fund incurring financial loss beyond that shareholder’s investment because of shareholder liability would be limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability was in effect; and (3) the Fund itself was unable to meet its obligations. In light of Delaware law, the nature of the Fund’s business, and the nature of its assets, the risk of personal liability to a shareholder of the Fund would be remote.

Shareholder Meetings and Voting Rights

The Fund, on behalf of Comstock, Equity Index and Growth and Income, is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of the Fund. Currently, special meetings of the Fund are required to be called upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote. Under the Fund’s new By-Laws, shareholders owning at least 10% of the outstanding shares entitled to vote would only be able to request a special meeting of the Fund for the purpose of voting upon the question of removal of a Trustee. In addition, the Fund is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. The Fund currently does not intend to hold regular shareholder meetings. Cumulative voting is not permitted in the election of Trustees of the Fund.

Except when a larger quorum is required by applicable law or the applicable governing documents, under the current Declaration of Trust, a majority of the outstanding voting shares entitled to vote present in person or by proxy constitutes a quorum for consideration of a matter at a shareholders’ meeting, but any lesser number is sufficient for adjournments. Except when a larger quorum is required by applicable law or the applicable governing documents, under the new Declaration of Trust, the Fund is expected to require 33 1/3% of the shares entitled to vote to constitute a quorum for consideration of a matter at a shareholders’ meeting. In either event, when a quorum is present at a meeting, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

Under the current Declaration of Trust, a Trustee of the Fund may be removed with or without cause either by written instrument, signed by at least two-thirds of the number of Trustees prior to removal, or by the shareholders of the Fund at any meeting called for such purpose. The new Declaration of Trust is expected to provide that a Trustee of the Fund may be removed with or without cause at a meeting of shareholders by a vote of two-thirds of the outstanding shares of the Fund, or with or without cause by the vote of two-thirds of the number of Trustees prior to removal.

Under the current Declaration of Trust, each whole share of beneficial interest of a Series is entitled to one vote, and each fractional share is entitled to a proportionate fractional vote. The new Declaration of Trust is expected to provide that each shareholder is entitled to one vote for each dollar of net asset value of each share owned by such shareholder and each fractional dollar amount is entitled to a proportionate fractional vote.

The current Declaration of Trust provides that the Board of Trustees may sell, convey and transfer the assets of the Fund, or the assets belonging to any one or more series of the Fund, to another trust, partnership, association or corporation organized under the laws of any state of the United States, or to the Fund, to be held as assets belonging to another series of the Fund, in exchange for cash, shares or other securities (including, in the case of a transfer to another series of the Fund, shares of such other series) with such transfer being made subject to, or with the assumption by the transferee of, the liabilities belonging to each series the assets of which are so transferred, provided, however, that no assets belonging to any particular series shall be so transferred unless the terms of such transfer shall have first been approved at a meeting called for the purpose by a vote of a majority of the outstanding voting securities of that series.

The new Declaration of Trust is expected to provide that, unless otherwise required by applicable law (including the 1940 Act), the Board of Trustees may, without obtaining a shareholder vote: (1) reorganize the Fund as a corporation or other entity, (2) merge the Fund into another entity, or merge, consolidate or transfer the assets and liabilities or class of shares to another entity and (3) combine the assets and liabilities held with respect to two or more series or classes into assets and liabilities held with respect to a single series or class.

The current Declaration of Trust provides that the Fund may be terminated at any time by a majority of the Trustees subject to approval by a vote of a majority of the outstanding shares of each series of the Fund voting separately by series. The new Declaration of Trust is expected to provide that, under certain circumstances, the Trustees of the Fund may terminate the Fund, a series, or a class of shares, upon written notice to the shareholders.

Liquidation

In the event of the liquidation of the Fund, a Series, or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the Fund, the Series or attributable to the class over the liabilities belonging to the Fund, the Series or attributable to the class. The assets so distributable to shareholders of a Series will be distributed among the shareholders in proportion to the dollar value of shares of such Series or class of the Series held by them on the date of distribution.

Liability and Indemnification of Trustees

Under the current Declaration of Trust, a Trustee is generally personally liable only for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee and shall not be liable for errors of judgment or mistakes of fact or law. As provided in the current Declaration of Trust, each Trustee of the Fund is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is finally adjudicated in any such action, suit or other proceeding that the Trustee did not act in good faith in the reasonable belief that such Trustee’s action was in or not opposed to the best interests of the Fund, except that the Trustee shall not be indemnified against any liability to the Fund or its shareholders to which such Trustee otherwise would be subject by reason of his or her willful misfeasance, bad faith , gross negligence or reckless disregard of the duties involved in the conduct of the Trustee’s office. Under the current Declaration of Trust, the Fund may also advance money to a Trustee of the Fund for litigation expenses provided that the Trustee undertakes to repay such money if his or her conduct is ultimately determined to preclude indemnification under the current Declaration of Trust.

The new Declaration of Trust is expected to provide that a Trustee is generally personally liable only for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. The new Declaration of Trust and By-Laws are also expected to provide that each Trustee of the Fund is entitled to be indemnified against all liabilities and all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her office of Trustee, unless the Trustee (1) shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office of Trustee (collectively, “disabling conduct”) or (2) with respect to any proceeding disposed of without an adjudication by the court or other body before which the proceeding was brought that such Trustee was liable to the Fund or its shareholders by reason of disabling conduct, unless there has been a determination that the Trustee did not engage in disabling conduct. Under the new Declaration of Trust, this determination would have to be made by (a) the court or other body before which the proceeding was brought, (b) a vote of a majority of those Trustees who are neither “interested persons” within the meaning of the 1940 Act nor parties to the proceeding or (c) an independent legal counsel in a written opinion. The new Declaration of Trust is also expected to permit the Fund to advance money in connection with the preparation and presentation of a defense to any proceeding provided that the Trustee undertakes to repay the Fund if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

The foregoing is only a summary of certain characteristics of the operations of the current and new Declaration of Trust and By-Laws of the Fund, and Massachusetts or Delaware and federal law, as applicable, and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, By-Laws and Delaware or Massachusetts and federal law, as applicable, directly for more complete information.

INFORMATION CONCERNING THE MEETING AND VOTING REQUIREMENTS

This Prospectus/Proxy Statement is being sent to shareholders of Comstock and Equity Index in connection with a solicitation of voting instructions by the Trustees of the Fund, to be used at the Special Meeting of Shareholders (the “Meeting”) to be held at 10:00 a.m. Eastern time, October 29, 2010, at the offices of Phoenix Life Insurance Company, One American Row, Hartford, Connecticut 06102, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a voting instruction form, is first being mailed to shareholders of Comstock and Equity Index on or about September 13, 2010.

The Board of Trustees of the Fund has fixed the close of business on August 31, 2010 as the record date (the “Record Date”) for determining the shareholders of Comstock and Equity Index entitled to receive notice of the Meeting and to vote, and for determining the number of shares for which voting instructions may be given, with respect to the Meeting or any adjournment thereof. The Insurance Companies, through their separate accounts, own all of the shares of Comstock and Equity Index, and are the Record Holders of the Series at the close of business on the Record Date. Each Insurance Company is entitled to be present and vote at the Meeting with respect to such shares of Comstock and Equity Index. Each Insurance Company has undertaken to vote its shares or abstain from voting its shares of Comstock and Equity Index for the Contract Owners of the Series in accordance with voting instructions received on a timely basis from those Contract Owners. In connection with the solicitation of such voting instructions, each Insurance Company will furnish a copy of this Prospectus/Proxy Statement to Contract Owners.

The number of shares as to which voting instructions may be given under a Contract is determined by the number of full and fractional shares of Comstock and Equity Index held in a separate account with respect to that particular Contract. In voting for a Plan, each whole share of Comstock and Equity Index is entitled to one vote and any fractional share is entitled to a proportionate fractional vote.

Voting instructions may be revoked by mailing a notice of revocation to the Secretary of the Fund at the address set forth on the cover page of this Prospectus/Proxy Statement, by executing a superseding voting instruction form by telephone or through the Internet or by attending the Meeting in person and instructing the Insurance Company how to vote your shares and giving oral notice of revocation to the Chair of the Meeting. Unless revoked, all valid voting instructions will be voted, or the Insurance Company will abstain from voting, in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the proposal described in this Prospectus/Proxy Statement.

If you wish to participate in the Meeting, you may submit the voting instruction form included with this Prospectus/Proxy Statement, vote through the Internet or by telephone, or attend in person and provide your voting instructions to the Insurance Company. Guidelines on voting by mail, by telephone, through the Internet or in person at the Meeting appear on the enclosed voting instruction form.

If the enclosed voting instruction form is properly executed and returned in time to be voted at the Meeting, the shares of beneficial interest represented by the voting instruction form will be voted, or the Insurance Company will abstain from voting, in accordance with the instructions marked on the returned voting instruction form. Voting instruction forms that are properly executed and returned but are not marked with voting instructions will be voted FOR the proposal discussed in this Prospectus/Proxy Statement and FOR any other matters deemed appropriate.

Interests in Contracts for which no timely voting instructions are received will be voted, or the Insurance Company will abstain from voting, in the same proportion as the Insurance Company votes shares for which it has received voting instructions from other Contract Owners. The Insurance Company will also vote, or abstain from voting, any shares in its general account which are not attributable to Contracts in the same proportion as it votes shares held in all of the Insurance Company’s registered separate accounts, in the aggregate. Neither the SEC nor the Insurance Company requires any specific minimum percentage of Contract Owners to vote in order for the Insurance Company to echo vote the remaining unvoted votes. The Insurance Company seeks to obtain a reasonable level of turnout given the particular voting trend. The Insurance Company may use various methods of encouraging Contract Owners to vote, including additional solicitations. The practice of echo voting means that a minority of Contract Owners may, in practice, determine whether an item passes or fails.

A majority of the outstanding shares of a Series entitled to vote will constitute a quorum for the Meeting. Approval of a Plan will require approval of the shares as mandated under the 1940 Act, which is the lesser of: approval by 67% or more of the votes present at the Meeting if the holders of more than 50% of the outstanding votes are present; or, approval by more than 50% of the outstanding voting securities.

Abstentions will be treated as shares voted against the proposal discussed in this Prospectus/Proxy Statement. As of the Record Date, the Record Holders of Comstock and Equity Index were the Insurance Companies. Because the Insurance Companies are the legal owners of the shares, attendance by the Insurance Companies at the Meeting will constitute a quorum under the Declaration of Trust.

Broadridge Financial Solutions has been engaged to assist in the distribution and tabulation of voting instructions. The expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures will be paid equally by VIA and PVA, or their respective affiliates.

Neither Reorganization is contingent upon the other Reorganization being approved. If shareholders of Comstock or Equity Index do not vote to approve the applicable Plan, the Trustees of the Fund will consider other possible courses of action in the best interests of Comstock and its shareholders or Equity Index and its shareholders. If sufficient votes to approve the proposal discussed in this Prospectus/Proxy Statement are not received, the persons named as proxies on a proxy form sent to Record Holders may propose one or more adjournments of the Meeting to permit further solicitation of voting instructions. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

A shareholder of Comstock or Equity Index who objects to a proposed Reorganization as set forth in the applicable Plan will not be entitled under either Massachusetts law or the Declaration of Trust of the Fund to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that neither Reorganization as proposed is expected to result in recognition of gain or loss to Record Holders or Contract Owners for federal income tax purposes. In addition, if a Reorganization is consummated, the rights of Contract Owners to transfer their account balances among investment options available under the Contracts or to make withdrawals under the Contracts will not be affected.

The Fund does not hold annual shareholder meetings. If a Plan is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Fund at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by the Fund in a reasonable period of time prior to that meeting.

The votes of the shareholders of Growth and Income are not being solicited by this Prospectus/Proxy Statement and are not required to carry out either Reorganization.

Shareholder Information

The Record Holders of Comstock and Equity Index at the close of business on the Record Date will be entitled to be present and vote at the Meeting with respect to shares of Comstock and Equity Index, respectively, owned as of the Record Date. As of the Record Date, the total number of shares of Comstock and Equity Index outstanding and entitled to vote was[______] and [________], respectively.

As of the Record Date, the officers and Trustees of the Fund, as a group, owned beneficially or of record [less than 1%] of the outstanding shares of each of Comstock, Equity Index and Growth and Income.

Control Persons and Principal Holders of Securities

As of the Record Date, to the knowledge of the Trustees and management of the Fund, separate accounts of Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company collectively owned of record 100% of the shares of Comstock and Equity Index.

Each Insurance Company has advised the Fund that as of the Record Date, there were no persons owning Contracts of record or beneficially, which would entitle them to instruct an Insurance Company with respect to more than 5% of the shares of Comstock, Equity Index or Growth and Income.

As of the date of this Prospectus/Proxy Statement, Phoenix Life Insurance Company and its affiliates owned 100% of the outstanding shares of the Fund and as a result Phoenix Life Insurance Company may be deemed to be a control person with respect to the Fund with the power to exercise a controlling influence over its management or policies (as defined in the 1940 Act).

FINANCIAL STATEMENTS AND EXPERTS

The Annual Report of the Fund relating to each of Comstock, Equity Index and Growth and Income, for the year ended December 31, 2009, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of Growth and Income will be passed upon by Kathleen A. McGah, Esq., Vice President, Chief Legal Officer, Counsel, and Secretary of the Fund.

ADDITIONAL INFORMATION

The Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and at the SEC’s Chicago Regional Office located at 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604 and the SEC’s New York Regional office located at 3 World Financial Center, Suite 400, New York, New York 10281. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

OTHER BUSINESS

The Trustees of the Fund do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying voting instruction form will vote thereon in accordance with their judgment.

THE TRUSTEES OF THE FUND RECOMMEND APPROVAL OF THE PROPOSAL AND ANY UNMARKED VOTING INSTRUCTION FORMS WILL BE VOTED IN FAVOR OF APPROVAL OF THE PROPOSAL.

September 1, 2010

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

           THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this __ day of August, 2010, by The Phoenix Edge Series Fund, a Massachusetts business trust (the “Trust”), with its place of business at One American Row, Hartford, Connecticut 06102, on behalf of the Phoenix Growth and Income Series (the “Acquiring Fund”), and the Phoenix Comstock Series (the “Acquired Fund”), each a separate series of the Trust.

          This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

          Each of the Acquired Fund and the Acquiring Fund is a separate series of the Trust, which is an open-end, registered investment company of the management type. The Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest.

          The Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders, and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

          The Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, has also determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

          NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.         TRANSACTION

          1.1         Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in

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paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing Date”).

          1.2        The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the Closing Date (collectively, the “Assets”).

          1.3         The Acquired Fund will endeavor to discharge or accrue for all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the Closing Date.

          1.4         Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

          1.5         Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund or its Transfer Agent, as defined in paragraph 3.3.

          1.6         Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.         VALUATION

          2.1         The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends at or prior to the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures established by the Trust’s Board of Trustees, which shall be described in the then-current prospectus and statement of additional information with respect to the Acquired Fund.

          2.2         The net asset value of the Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures established by the

A1-2

Trust’s Board of Trustees which shall be described in the Acquiring Fund’s then-current prospectus and statement of additional information.

          2.3         The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Assets shall be determined by dividing the value of the net assets with respect to the shares of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

          2.4         VP Distributors, Inc. shall make all computations of value, in its capacity as administrator of the Trust.

3.         CLOSING AND CLOSING DATE

          3.1         The Closing Date shall be November 5, 2010, or such other date as the parties may agree. All acts taking place at the closing of the transaction (the “Closing”) shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the office of the Trust, One American Row, Hartford, Connecticut 06102 or at such other time and/or place as the parties may agree.

          3.2         The Trust shall direct The Bank of New York Mellon, as custodian for the Acquired Fund (the “Custodian”), to deliver, on the next business day after the Closing, a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Acquiring Fund on the next business day following the Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund’s Custodian to the custodian for the Acquiring Fund for examination no later than on the next business day following the Closing Date, and shall be transferred and delivered by the Acquired Fund on the next business day following the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Fund’s portfolio securities and instruments deposited with a “securities depository”, as defined in Rule 17f-4 under the 1940 Act. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

          3.3         The Acquiring Fund shall direct BNY Mellon Investment Servicing (U.S.), Inc. in its capacity as transfer agent for the Trust (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver on the next business day following the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.

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At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

          3.4         In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first Friday after the day when trading shall have been fully resumed and reporting shall have been restored.

4.         REPRESENTATIONS AND WARRANTIES

          4.1         The Acquired Fund represents and warrants as follows:

          (a)         The Acquired Fund is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

          (b)         The Acquired Fund is a separate investment series of the Trust, which is a registered investment company classified as a management company of the open-end type, and each of the Trust’s registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

          (c)         No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

          (d)         The current prospectus and statement of additional information of the Acquired Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (e)         On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

          (f)         The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Agreement and Declaration of Trust, as amended (the “Trust Instrument”), or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement,

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indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound;

          (g)         All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

          (h)         Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (i)         The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at December 31, 2009 are in accordance with generally accepted accounting principles (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (j)         Since December 31, 2009 there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

          (k)         On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (l)         For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has distributed and will distribute all net investment company taxable income (computed without regard to any deduction for dividends paid) and net capital gain (after reduction for any capital loss carryforward), and has met and will meet the diversification requirements of Section 817(h) of the Code and the regulations thereunder;

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          (m)         All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that under Massachusetts law, it is theoretically possible that shareholders of the Acquired Fund could under certain circumstances, be held personally liable for obligations of the Acquired Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

          (n)         The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

          (o)         The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

          4.2         The Acquiring Fund represents and warrants as follows:

          (a)         The Acquiring Fund is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

          (b)         The Acquiring Fund is a separate investment series of the Trust, which is a registered investment company classified as a management company of the open-end type, and each of the Trust’s registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act is in full force and effect;

          (c)         No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

          (d)         The current prospectus and statement of additional information of the Acquiring Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

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          (e)         The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound;

          (f)         Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or the Acquiring Fund’s ability to consummate the transactions herein contemplated;

          (g)         On the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

          (h)         The financial statements of the Acquiring Fund at December 31, 2009 are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein;

          (i)         Since December 31, 2009 there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (i), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change;

          (j)         On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (k)         For each fiscal year of its operation, the Acquiring Fund has met, and will continue to meet through the Closing Date, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, has distributed in each such year all net investment company taxable income (computed without regard to any deduction for dividends paid) and net realized capital gains (after reduction for any capital loss carryforward) and has met the diversification requirements of Section 817(h) of the Code and the regulations thereunder;

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          (l)         All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

          (m)         The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

          (n)         Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund);

          (o)         The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

          (p)         The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.          COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND

          5.1         The Acquired Fund and the Acquiring Fund each will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

          5.2         The Trust will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

          5.3         The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

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          5.4         The Acquired Fund shall assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

          5.5         Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

          5.6         As soon as is reasonably practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquiring Fund as a result of Section 381 of the Code, and certified by the Trust’s President, Vice President or Treasurer.

6.         CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

          The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

          6.1         All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

          6.2         The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund on or before the Closing Date; and

          6.3         The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request.

7.         CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

          The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

          7.1         All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

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          7.2         The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

          7.3.         The Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund on or before the Closing Date;

          7.4         The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed; and

          7.5         The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquiring Fund shall reasonably request.

8.         FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

          If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to either the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

          8.1         This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund, as necessary, in accordance with the provisions of the Trust’s Trust Instrument, applicable Massachusetts law and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this paragraph 8.1;

          8.2         On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

          8.3         All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquired Fund and the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

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          8.4         The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

          8.5         The parties shall have received the opinion of Sullivan & Worcester LLP (“Tax Counsel”), addressed to the Acquiring Fund and the Acquired Fund, respectively, substantially to the effect that, the transaction contemplated by this Agreement, while the matter is not entirely free from doubt, will for Federal income tax purposes, qualify as a tax-free reorganization described in Section 368(a) of the Code. The delivery of such opinion is conditioned upon receipt of representations Tax Counsel shall request of the Trust. Notwithstanding anything herein to the contrary, the Acquiring Fund may not waive the condition set forth in this paragraph 8.5.

9.         BROKERAGE FEES AND EXPENSES

          9.1         The Acquired Fund and the Acquiring Trust, on behalf of the Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

          9.2         The expenses relating to the proposed Reorganization will be borne equally by Virtus Investment Advisers, Inc. or one of its affiliates and Phoenix Variable Advisors, Inc. or one of its affiliates. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement on Form N-14, printing and distributing the Acquiring Fund’s prospectus/proxy statement or information statement, legal fees, accounting fees, and securities registration fees. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

          9.3         In the event the transactions contemplated by this Agreement are not consummated, then Virtus Investment Advisers, Inc. or one of its affiliates and Phoenix Variable Advisors, Inc. or one of its affiliates agree that they shall bear equally all of the costs and expenses incurred by both the Acquiring Fund and the Acquired Fund in connection with such transactions.

10.        ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

          10.1         The Acquired Fund and the Acquiring Fund have not made any representation, warranty or covenant not set forth herein; this Agreement constitutes the entire agreement between the parties.

          10.2         The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.        TERMINATION

          This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before April 30, 2011 unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional

A1-11

misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.        WAIVER

          The Acquiring Fund and the Acquired Fund, after consultation with their respective counsel and by consent of the Board of Trustees of the Trust, may waive any condition to their respective obligations hereunder, except the conditions set forth in paragraphs 8.1 and 8.5.

13.        AMENDMENTS

          This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable and mutually agreed upon in writing by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund called pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.        NOTICES

          Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the receiving party in care of The Phoenix Edge Series Fund, One American Row, Hartford, CT 06102, Attn: Counsel.

15.        HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

          15.1         The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

          15.2         This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

          15.3         This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

          15.4         This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

          15.5         It is expressly agreed that the obligations of the respective parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees

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of each such party personally, but shall bind only the property of the respective party, as provided in the Trust Instrument of the respective party. The execution and delivery by such officers of the respective parties shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the each such party as provided in the respective Trust Instruments.

          IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President, all as of the date first written above.

THE PHOENIX EDGE SERIES FUND, on behalf of its series Phoenix Growth and Income Series

By: __________________________________________________
By:
Title:

THE PHOENIX EDGE SERIES FUND, on behalf of its series Phoenix Comstock Series

By: __________________________________________________
By:
Title:

Agreed and accepted as to paragraphs 9.2 and 9.3 only:

VIRTUS INVESTMENT ADVISERS, INC.

By: __________________________________________________
By:
Title:

Agreed and accepted as to paragraphs 9.2 and 9.3 only:

PHOENIX VARIABLE ADVISORS, INC.

By: __________________________________________________
By:
Title:

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FORM OF AGREEMENT AND PLAN OF REORGANIZATION

          THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this __ day of August, 2010, by The Phoenix Edge Series Fund, a Massachusetts business trust (the “Trust”), with its place of business at One American Row, Hartford, Connecticut 06102, on behalf of the Phoenix Growth and Income Series (the “Acquiring Fund”), and the Phoenix Equity 500 Index Series (the “Acquired Fund”), each a separate series of the Trust.

          This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

          Each of the Acquired Fund and the Acquiring Fund is a separate series of the Trust, which is an open-end, registered investment company of the management type. The Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest.

          The Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders, and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

          The Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, has also determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

          NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.         TRANSACTION

          1.1         Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set

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forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing Date”).

          1.2         The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the Closing Date (collectively, the “Assets”).

          1.3         The Acquired Fund will endeavor to discharge or accrue for all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the Closing Date.

          1.4         Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

          1.5         Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund or its Transfer Agent, as defined in paragraph 3.3.

          1.6         Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.         VALUATION

          2.1         The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends at or prior to the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures established by the Trust’s Board of Trustees, which shall be described in the then-current prospectus and statement of additional information with respect to the Acquired Fund.

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          2.2         The net asset value of the Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures established by the Trust’s Board of Trustees which shall be described in the Acquiring Fund’s then-current prospectus and statement of additional information.

          2.3         The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Assets shall be determined by dividing the value of the net assets with respect to the shares of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

          2.4         VP Distributors, Inc. shall make all computations of value, in its capacity as administrator of the Trust.

3.         CLOSING AND CLOSING DATE

          3.1         The Closing Date shall be November 5, 2010, or such other date as the parties may agree. All acts taking place at the closing of the transaction (the “Closing”) shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the office of the Trust, One American Row, Hartford, Connecticut 06102 or at such other time and/or place as the parties may agree.

          3.2         The Trust shall direct The Bank of New York Mellon, as custodian for the Acquired Fund (the “Custodian”), to deliver, on the next business day after the Closing, a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Acquiring Fund on the next business day following the Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund’s Custodian to the custodian for the Acquiring Fund for examination no later than on the next business day following the Closing Date, and shall be transferred and delivered by the Acquired Fund on the next business day following the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Fund’s portfolio securities and instruments deposited with a “securities depository”, as defined in Rule 17f-4 under the 1940 Act. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

          3.3         The Acquiring Fund shall direct BNY Mellon Investment Servicing (U.S.), Inc. in its capacity as transfer agent for the Trust (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver on the next business day following the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the

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Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

          3.4         In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first Friday after the day when trading shall have been fully resumed and reporting shall have been restored.

4.         REPRESENTATIONS AND WARRANTIES

          4.1         The Acquired Fund represents and warrants as follows:

          (a)         The Acquired Fund is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

          (b)         The Acquired Fund is a separate investment series of the Trust, which is a registered investment company classified as a management company of the open-end type, and each of the Trust’s registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

          (c)         No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

          (d)         The current prospectus and statement of additional information of the Acquired Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (e)         On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

          (f)         The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Agreement and Declaration of Trust, as amended (the “Trust Instrument”), or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound,

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or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound;

          (g)         All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

          (h)         Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (i)         The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at December 31, 2009 are in accordance with generally accepted accounting principles (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (j)         Since December 31, 2009 there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

          (k)         On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (l)         For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has distributed and will distribute all net investment company taxable income (computed without regard to any deduction for dividends paid) and net capital gain (after reduction for any capital loss carryforward), and has met and will meet the diversification requirements of Section 817(h) of the Code and the regulations thereunder;

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          (m)         All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that under Massachusetts law, it is theoretically possible that shareholders of the Acquired Fund could under certain circumstances, be held personally liable for obligations of the Acquired Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

          (n)         The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

          (o)         The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

          4.2         The Acquiring Fund represents and warrants as follows:

          (a)         The Acquiring Fund is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

          (b)         The Acquiring Fund is a separate investment series of the Trust, which is a registered investment company classified as a management company of the open-end type, and each of the Trust’s registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act is in full force and effect;

          (c)         No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

          (d)         The current prospectus and statement of additional information of the Acquiring Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

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          (e)         The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound;

          (f)         Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or the Acquiring Fund’s ability to consummate the transactions herein contemplated;

          (g)         On the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

          (h)         The financial statements of the Acquiring Fund at December 31, 2009 are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein;

          (i)         Since December 31, 2009 there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (i), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change;

          (j)         On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (k)         For each fiscal year of its operation, the Acquiring Fund has met, and will continue to meet through the Closing Date, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, has distributed in each such year all net investment company taxable income (computed without regard to any deduction for dividends paid) and net realized capital gains (after reduction for any capital loss carryforward) and has met the diversification requirements of Section 817(h) of the Code and the regulations thereunder;

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          (l)         All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

          (m)         The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

          (n)         Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund);

          (o)         The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

          (p)         The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.        COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND

          5.1         The Acquired Fund and the Acquiring Fund each will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

          5.2         The Trust will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

          5.3         The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

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          5.4         The Acquired Fund shall assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

          5.5         Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

          5.6         As soon as is reasonably practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquiring Fund as a result of Section 381 of the Code, and certified by the Trust’s President, Vice President or Treasurer.

6.        CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

          The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

          6.1         All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

          6.2         The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund on or before the Closing Date; and

          6.3         The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request.

7.        CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

          The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

          7.1         All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

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          7.2         The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

          7.3         The Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund on or before the Closing Date;

          7.4         The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed; and

          7.5         The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquiring Fund shall reasonably request.

8.        FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

          If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to either the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

          8.1         This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund, as necessary, in accordance with the provisions of the Trust’s Trust Instrument, applicable Massachusetts law and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this paragraph 8.1;

          8.2         On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

          8.3         All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquired Fund and the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

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          8.4         The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

          8.5         The parties shall have received the opinion of Sullivan & Worcester LLP (“Tax Counsel”), addressed to the Acquiring Fund and the Acquired Fund, respectively, substantially to the effect that, the transaction contemplated by this Agreement, while the matter is not entirely free from doubt, will for Federal income tax purposes, qualify as a tax-free reorganization described in Section 368(a) of the Code. The delivery of such opinion is conditioned upon receipt of representations Tax Counsel shall request of the Trust. Notwithstanding anything herein to the contrary, the Acquiring Fund may not waive the condition set forth in this paragraph 8.5.

9.        BROKERAGE FEES AND EXPENSES

          9.1         The Acquired Fund and the Acquiring Trust, on behalf of the Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

          9.2         The expenses relating to the proposed Reorganization will be borne equally by Virtus Investment Advisers, Inc. or one of its affiliates and Phoenix Variable Advisors, Inc. or one of its affiliates. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement on Form N-14, printing and distributing the Acquiring Fund’s prospectus/proxy statement or information statement, legal fees, accounting fees, and securities registration fees. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

          9.3         In the event the transactions contemplated by this Agreement are not consummated, then Virtus Investment Advisers, Inc. or one of its affiliates and Phoenix Variable Advisors, Inc. or one of its affiliates agree that they shall bear equally all of the costs and expenses incurred by both the Acquiring Fund and the Acquired Fund in connection with such transactions.

10.     ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

          10.1         The Acquired Fund and the Acquiring Fund have not made any representation, warranty or covenant not set forth herein; this Agreement constitutes the entire agreement between the parties.

          10.2         The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.     TERMINATION

          This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before April 30, 2011 unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional

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misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.     WAIVER

          The Acquiring Fund and the Acquired Fund, after consultation with their respective counsel and by consent of the Board of Trustees of the Trust, may waive any condition to their respective obligations hereunder, except the conditions set forth in paragraphs 8.1 and 8.5.

13.     AMENDMENTS

          This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable and mutually agreed upon in writing by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund called pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.      NOTICES

          Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the receiving party in care of The Phoenix Edge Series Fund, One American Row, Hartford, CT 06102, Attn: Counsel.

15.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

          15.1         The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

          15.2         This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

          15.3         This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

          15.4         This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

          15.5         It is expressly agreed that the obligations of the respective parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees

A2-12

of each such party personally, but shall bind only the property of the respective party, as provided in the Trust Instrument of the respective party. The execution and delivery by such officers of the respective parties shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the each such party as provided in the respective Trust Instruments.

          IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President, all as of the date first written above.

THE PHOENIX EDGE SERIES FUND, on behalf of its series Phoenix Growth and Income Series

By: __________________________________________________
By:
Title:

THE PHOENIX EDGE SERIES FUND, on behalf of its series Phoenix Equity 500 Index Series

By: __________________________________________________
By:
Title:

Agreed and accepted as to paragraphs 9.2 and 9.3 only:

VIRTUS INVESTMENT ADVISERS, INC.

By: __________________________________________________
By:
Title:

Agreed and accepted as to paragraphs 9.2 and 9.3 only:

PHOENIX VARIABLE ADVISORS, INC.

By: __________________________________________________
By:
Title:

A2-13

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of Assets of

PHOENIX COMSTOCK SERIES

a series of

THE PHOENIX EDGE SERIES FUND
155 Federal Street
Boston, Massachusetts 02110
(800) 541-0171

and

PHOENIX EQUITY 500 INDEX SERIES

a series of

THE PHOENIX EDGE SERIES FUND

By and In Exchange For Shares of

PHOENIX GROWTH AND INCOME SERIES

a series of

THE PHOENIX EDGE SERIES FUND

This Statement of Additional Information, dated September 1, 2010, relating specifically to the proposed transfer of the assets and liabilities of each of Phoenix Comstock Series (“Comstock”) and Phoenix Equity 500 Index Series (“Equity Index”), each a series of The Phoenix Edge Series Fund (the “Fund”), to Phoenix Growth and Income Series (“Growth and Income”), a series of the Fund, in exchange for shares of beneficial interest, par value $1.00 per share, of Growth and Income (to be issued to holders of shares of Comstock and Equity Index), consists of the information set forth below pertaining to Comstock, Equity Index and Growth and Income and the following described documents, each of which is incorporated by reference herein:

(1)	The Statement of Additional Information of the Fund relating to Comstock, Equity Index and Growth and Income dated May 1, 2010, as supplemented;

(2)	Annual Report of the Fund relating to Comstock, Equity Index and Growth and Income for the year-ended December 31, 2009; and

(3)	Pro Forma Financial Information relating to Growth and Income for the period ending December 31, 2009 (attached hereto).

This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of Comstock, Equity Index and Growth and Income dated September 1, 2010. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling (800) 541-0171 or writing to the Fund at the address set forth above.

Pro Forma Financial Information for the Period Ending December 31, 2009

Combination of Phoenix Comstock Series and Phoenix Equity 500 Index Series into Phoenix Growth & Income Series
(in thousands)

The unaudited pro forma information provided herein should be read in conjunction with the annual report of Phoenix Comstock Series, Phoenix Equity 500 Index Series and Phoenix Growth & Income Series dated December 31, 2009, respectively, of which are on file with the SEC and are available at no charge.

The unaudited pro forma information set forth below for the period ended December 31, 2009 is intended to present ratios and supplemental data as if the Reorganization of: 1) Scenario A - Phoenix Comstock Series (“Predecessor Series A”) into Phoenix Growth & Income Series (the “Successor Series”), 2) Scenario B - Phoenix Equity 500 Index Series (“Predecessor Series B”) into Phoenix Growth & Income Series (the “Successor Series”) and 3) Scenario C – Phoenix Comstock Series (“Predecessor Series A”) and Phoenix Equity 500 Index Series (“Predecessor Series B”) (collectively the “Predecessor Series”) into Phoenix Growth & Income Series (the “Successor Series”) had taken place on January 1, 2009. The Reorganization is intended to allow shareholders of the Predecessor Series to own a series that is similar in style and with a greater amount of combined assets after the Reorganizations. The Predecessor Series’ are subadvised by Invesco Ltd. The Successor Series is advised by Virtus Investment Advisers, Inc. (“VIA”).

The series have the same investment advisor, distributor, administrator, transfer agent, and custodian. Each of such service providers has entered into an agreement with the series which governs the provision of services to the series. Such agreements contain the same terms with respect to each series except for the investment advisory agreements. Predecessor Series A has an investment advisory fee of 0.70% of average net assets up to $250 million, plus 0.65% of such assets over $250 million up to $500 million, plus 0.60% of such assets over $500 million, and Predecessor Series B has an investment advisory fee of 0.30% of average net assets. The Successor Series’ investment advisory fee is 0.70% of average net assets up to $250 million, plus 0.65% of such assets over $250 million up to $500 million, plus 0.60% of such assets over $500 million. Phoenix Variable Advisors, Inc. (“PVA”) will contractually limit the other operating expenses (excluding advisory and management fees, Rule 12b-1 fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) of the Successor Series after the Reorganization to 0.20% of the Series’ average net assets through April 30, 2011. In the event VIA becomes the investment adviser for the Successor Series, it has contractually agreed to limit total operating expenses (excluding taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses, such as litigation or acquired fund fees and expenses) to 0.90% of average net assets through November 30, 2012.

As of December 31, 2009, in Scenario A, the net assets of the Predecessor Series A were $46,565 and the Successor Series were $90,300. The net assets of the combined series as of December 31, 2009 would have been $136,865. The Successor Series after the Reorganization’s net asset value per share assumes the decrease of shares of the Successor Series at December 31, 2009 in connection with the proposed Reorganization. The amount of decreased shares was calculated based on the net assets, as of December 31, 2009, of Predecessor Series A of $46,565, and the net asset value of the Successor Series of $11.49. Shares of the Successor Series were decreased by 701 in exchange for shares of the Predecessor Series.

Under Scenario A, on a pro forma basis for the twelve months ended December 31, 2009, the proposed Reorganization would result in an increase of $315 in the distribution fees charged, offset partially by a $122 decrease due to the elimination of the service fees charged. There is also an increase of $175 of reimbursement from VIA for the expense limitation, and a decrease of $42 in other operating expenses.

In Scenario B, the net assets of the Predecessor Series B were $64,594 and the Successor Series were $90,300. The net assets of the combined series as of December 31, 2009 would have been $154,894. The Successor Series after the Reorganization’s net asset value per share assumes the decrease of shares of the Successor Series at December 31, 2009 in connection with the proposed Reorganization. The amount of decreased shares was calculated based on the net assets, as of December 31, 2009, of Predecessor Series B of $64,594, and the net asset value of the Successor Series of $11.49. Shares of the Successor Series were decreased by 832 in exchange for shares of the Predecessor Series.

Under Scenario B, on a pro forma basis for the twelve months ended December 31, 2009, the proposed Reorganization would result in an increase of $241 in the investment advisory fees charged, $356 in the distribution fees charged, which is offset partially by a $139 decrease due to the elimination of the service fees charged. There is also an increase of $175 of reimbursement from VIA for the expense limitation, and a decrease of $47 in other operating expenses.

In Scenario C, the net assets of the Predecessor Series A were $46,565, Predecessor Series B were $64,594 and the Successor Series were $90,300. The net assets of the combined series as of December 31, 2009 would have been $201,459. The Successor Series after the Reorganization’s net asset value per share assumes the decrease of shares of the Successor Series at December 31, 2009 in connection with the proposed Reorganization. The amount of decreased shares was calculated based on the net assets, as of December 31, 2009, of Predecessor Series A of $46,565 and of the Predecessor Series B of $64,594, and the net asset value of the Successor Series of $11.49. Shares of the Successor Series were decreased by 1,534 in exchange for shares of the Predecessor Series.

Under Scenario C, on a pro forma basis for the twelve months ended December 31, 2009, the proposed Reorganization would result in an increase of $241 in the investment advisory fees charged, $465 in the distribution fees charged, which is offset partially by a $181 decrease due to the elimination of the service fees charged. There is also an increase of $200 of reimbursement from VIA for the expense limitation, and a decrease of $108 in other operating expenses.

Predecessor Series A’s net annual operating expenses were 0.95%, and Predecessor Series B’s net annual operating expenses were 0.50%. PVA has contractually agreed to limit the expense ratio for the Successor Series through April 30, 2011 at a rate of 0.20% of average net assets (for a calculated total expense ratio of 0.90% at the first tier of management fees. In the event VIA becomes the investment adviser for the Successor Series, it has contractually agreed to limit total expenses to 0.90% of average net assets through November 30, 2012.

The costs of the Reorganization will not be paid by any of the Series.

No significant accounting policies will change as a result of the proposed Reorganization, specifically, policies regarding valuation and Subchapter M compliance. The accounting survivor in the proposed Reorganization will be the Successor Series.

Prior to or at the completion of each Reorganization, each Series will have received an opinion from the law firm of Sullivan & Worcester LLP that, while the matter is not entirely free from doubt, for federal income tax purposes, the Reorganization contemplated by the Plan will qualify as a tax-free reorganization described in section 368(a) of the Internal Revenue Code of 1986, as amended, and that, while the matter is not entirely free from doubt, each Series will be “a party to a reorganization,” within the meaning of section 368(b) of the Code.

PART C - OTHER INFORMATION

ITEM 15.	INDEMNIFICATION

The Amended Declaration of Trust provides that the Fund shall indemnify each of its Trustees and officers (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Trust and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including accountants’ and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust in advance of the final disposition of any such action, suit of proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under said article of the Declaration of Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

(1)	Amended Declaration of Trust.

(a)	Declaration of Trust of the Registrant establishing the Big Edge Series Fund dated February 18, 1986, filed with the Registration Statement on Form N-1A on

April 18, 1986 and filed via Edgar with Post-Effective Amendment No. 18 (File No. 033-05033) on June 20, 1996, and incorporated by reference.

(b)	Amendment to Declaration of Trust effective February 28, 1990, establishing the International Series, filed with Post-Effective Amendment No. 7 on March 2, 1992 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997, and incorporated by reference.

(c)	Amendment to Declaration of Trust effective November 14, 1991, conforming the Fund’s borrowing restrictions to California Department’s Borrowing Guidelines, filed with Post-Effective Amendment No. 7 on March 2, 1992 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997, and incorporated by reference.

(d)	Amendment to Declaration of Trust effective May 1, 1992, changing the name of the Trust to The Phoenix Edge Series Fund, establishing the Balanced Series, and changing the names of Stock Series to Growth Series and Total-Vest Series to Total Return Series filed with Post-Effective Amendment No. 8 on April 28, 1992 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997, and incorporated by reference.

(e)	Amendment to Declaration of Trust effective January 1, 1995, establishing the Real Estate Securities Series, filed with Post-Effective Amendment No. 12 on February 16, 1995 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997, and incorporated by reference.

(f)	Amendment to Declaration of Trust effective November 15, 1995, establishing the Strategic Theme Series, filed via Edgar with Post-Effective Amendment No. 16 (File No. 033-05033) on January 29, 1996, and incorporated by reference.

(g)	Amendment to Declaration of Trust effective February 21, 1996, changing the name of the Series currently designated Bond Series to the Multi-Sector Fixed Income Series, filed via Edgar with Post-Effective Amendment No. 17 (File No. 033-05033) on April 17, 1996, and incorporated by reference.

(h)	Amendment to Declaration of Trust effective August 21, 1996, establishing the Aberdeen New Asia Series and changing the name of the Total Return Series to Strategic Allocation Series, filed via Edgar with Post-Effective Amendment No. 19 (File No. 033-05033) on September 3, 1996, and incorporated by reference.

(i)	Amendment to Declaration of Trust effective May 28, 1997, establishing the Research Enhanced Index Series, filed via Edgar with Post-Effective Amendment No. 22 (File No. 033-05033) on July 15, 1997, and incorporated by reference.

(j)	Amendment to Declaration of Trust effective February 27, 1998, establishing the Engemann Nifty Fifty Series, Seneca Mid-Cap Series, Phoenix Growth and

2

Income Series, Phoenix Value Equity Series and Schafer Mid-Cap Value Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003, and incorporated by reference.

(k)	Amendment to Declaration of Trust dated May 1, 1998 for scrivner’s error in Amendment filed February 27, 1998, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003, and incorporated by reference.

(l)	Amendment to Declaration of Trust effective May 1, 1999, changing the name of the Series currently designated as Balanced Series, Multi-Sector Fixed Income Series, Money Market Series, Strategic Allocation Series, Growth Series, International Series, Real Estate Securities Series, Strategic Theme Series, Aberdeen New Asia Series, Research Enhanced Index Series, Engemann Nifty Fifty Series, Schafer Mid-Cap Value Series, Seneca Mid-Cap Growth Series, Phoenix Value Equity Series, and Phoenix Growth and Income Series to Phoenix-Goodwin Balanced Series, Phoenix-Goodwin Multi-Sector Fixed Income Series, Phoenix-Goodwin Money Market Series, Phoenix-Goodwin Strategic Allocation Series, Phoenix-Goodwin Growth Series, Phoenix-Aberdeen International Series, Phoenix-Duff & Phelps Real Estate Securities Series, Phoenix-Goodwin Strategic Theme Series, Phoenix-Aberdeen New Asia Series, Phoenix Research Enhanced Index Series, Phoenix-Engemann Nifty Fifty Series, Phoenix-Schafer Mid-Cap Value Series, Phoenix-Seneca Mid-Cap Growth Series, Phoenix-Hollister Value Equity Series, and Phoenix-Oakhurst Growth and Income Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003, and incorporated by reference.

(m)	Amendment to Declaration of Trust effective December 1, 1999, establishing the Phoenix-Bankers Trust Dow 30 Series, Phoenix-Federated U.S. Government Bond Series, Phoenix-Janus Equity Income Series, Phoenix-Janus Flexible Income Series, Phoenix-Janus Growth Series and Phoenix-Morgan Stanley Focus Equity Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000, and incorporated by reference.

(n)	Amendment to Declaration of Trust effective December 1, 1999, changing names of Phoenix-Goodwin Growth Series to Phoenix-Engemann Capital Growth Series, Phoenix-Goodwin Strategic Theme Series to Phoenix-Seneca Strategic Theme Series, Phoenix-Goodwin Balanced Series to Phoenix-Oakhurst Balanced Series, and Phoenix-Goodwin Strategic Allocation Series to Phoenix-Oakhurst Strategic Allocation Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000, and incorporated by reference.

(o)	Amendment to Declaration of Trust effective April 21, 2000, changing name of Phoenix-Research Enhanced Index Series to Phoenix-J.P. Morgan Research Enhanced Index Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003, and incorporated by reference.

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(p)	Amendment to Declaration of Trust effective July 26, 2000, establishing the Phoenix-Bankers Trust Nasdaq-100 Index(R) Series and Phoenix-Engemann Small & Mid-Cap Growth Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000, and incorporated by reference.

(q)	Amendment to Declaration of Trust effective September 29, 2000, establishing the Phoenix-Sanford Bernstein Global Value Series and Phoenix-Sanford Bernstein Small-Cap Value Series and changing the name of Phoenix-Schafer Mid-Cap Value Series to Phoenix-Sanford Bernstein Mid-Cap Value Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000, and incorporated by reference.

(r)	Amendment to Declaration of Trust effective May 1, 2001, changing the name of Phoenix-Bankers Trust Dow 30 Series to Phoenix-Deutsche Dow 30 Series, and Phoenix-Bankers Trust Nasdaq-100 Index (R) Series to Phoenix-Deutsche Nasdaq-100 Index (R) Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003, and incorporated by reference.

(s)	Amendment to Declaration of Trust effective August 31, 2001 establishing the Phoenix-AIM Mid-Cap Equity Series, Phoenix-Alliance/Bernstein Growth + Value Series, Phoenix-MFS Investors Growth Stock Series, Phoenix-MFS Investors Trust Series and Phoenix-MFS Value Series, and changing the name of Phoenix-Janus Equity Income Series to Phoenix-Janus Core Equity Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003, and incorporated by reference.

(t)	Amendment to Declaration of Trust effective as of October 29, 2001 amending the fundamental investment restrictions of each Series, filed via Edgar with Post- Effective Amendment No. 41 (File No. 033-005033) on March 1, 2002, and incorporated by reference.

(u)	Amendment to Declaration of Trust effective as of March 18, 2002, merging of Phoenix-Oakhurst Balanced Series into Phoenix-Oakhurst Strategic Allocation Series, Phoenix-Engemann Nifty Fifty Series into Phoenix-Engemann Growth Series, and Phoenix-Janus Core Equity Series Income Series into Phoenix-Janus Growth Series, filed via Edgar with Post-Effective Amendment No. 42 (File No. 033-05033) on April 29, 2002, and incorporated by reference.

(v)	Amendment to Declaration of Trust effective May 10, 2002, changing the name of Phoenix-Morgan Stanley Focus Equity Series to Phoenix-Van Kampen Focus Equity Series, filed via Edgar with Post-Effective Amendment No. 43 (File No. 033-05033) on May 24, 2002, and incorporated by reference.

4

(w)	Amendment to Declaration of Trust effective August 9, 2002, establishing Phoenix-Kayne Large-Cap Core Series, Phoenix-Kayne Small-Cap Quality Value Series, Phoenix-Lord Abbett Large-Cap Value Series, Phoenix-Lord Abbett Mid- Cap Value Series, Phoenix-Lord Abbett Bond-Debenture Series, Phoenix-Lazard International Equity Select Series, Phoenix-Lazard Small-Cap Value Series, Phoenix-Lazard U.S. Multi-Cap Series and Phoenix-State Street Research Small-Cap Growth Series and amending Section 4.2 of Article IV list of Series as described in Trust's registration statement, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003, and incorporated by reference.

(x)	Amendment to Declaration of Trust effective as of October 25, 2002 deleting reference to Phoenix-Federated U.S. Government Bond Series, filed via Edgar with Post-Effective Amendment No. 45 (File No. 033-05033) on February 24, 2003, and incorporated by reference.

(2)	Not Applicable.

(3)	Not Applicable.

(4)	Forms of Agreements and Plans of Reorganization (included as Exhibits A1and A2 to the Prospectus/Proxy Statement contained in Part A of this N-14 Registration Statement).

(5)	Reference is hereby made to Registrant's Amended Declaration of Trust referenced in Exhibit 1 above.

(6)	(a)	Investment Advisory Agreements.

5

(1)	Investment Advisory Agreement between Registrant and Phoenix Variable Advisors, Inc., dated August 1, 2007, on behalf of Phoenix Growth and Income Series, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

(2)	Amended and Restated Investment Advisory Agreement by and between Registrant and Phoenix Variable Advisors, Inc. dated May 1, 2009 on behalf of Phoenix-Van Kampen Comstock Series and Phoenix-Van Kampen Equity 500 Index Series, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

(3)	Form of Investment Advisory Agreement between Registrant and Virtus Investment Advisers, Inc. (“Virtus”), filed herewith.

(b)	Investment Subadvisory Agreements.

(1)	Subadvisory Agreement between Phoenix Variable Advisors, Inc. and Morgan Stanley Investment Management Inc., dba Van Kampen, dated May 1, 2006, on behalf of Phoenix-Van Kampen Comstock Series, filed via Edgar with Post-Effective Amendment No. 55 (File No. 33-05033) on April 30, 2007.

(2)	Subadvisory Agreement between Phoenix Variable Advisors, Inc. and Morgan Stanley Investment Management Inc., dba Van Kampen, dated September 1, 2006, on behalf of the Phoenix-Van Kampen 500 Equity Index Series, filed via Edgar with Post-Effective Amendment No. 55 (File No. 033-05033) on April 30, 2007.

(A)	Amendment to Subadvisory Agreement between Phoenix Variable Advisors, Inc. and Morgan Stanley Investment Management Inc. d/b/a Van Kampen, dated October 1, 2007, to substitute Schedule C (subadvisory fee), filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

(B)	Second Amendment to Subadvisory Agreement between Phoenix Variable Advisors, Inc. and Morgan Stanley Investment management Inc., d/b/a Van Kampen, dated December 1, 2008, to substitute Schedule C (subadvisory fee), filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

(3)	Subadvisory Agreement between Phoenix Variable Advisors, Inc. and Phoenix Investment Counsel, Inc. dated August 1, 2007, covering Phoenix Growth and Income Series, filed via Edgar with Post-Effective Amendment No. 56 (File No. 033-05033) on May 1, 2008.

6

(7)	Underwriting Agreements

(a)	Underwriting Agreement between Registrant and Phoenix Equity Planning Corporation, dated March 31, 2009, filed via Edgar with Post-Effective Amendment No. 60 (File No. 033-05033) on May 1, 2010.

(b)	Rule 12b-1 Plan, filed via Edgar with Post-Effective Amendment No. 53 (File No. 033-05033) on February 3, 2006.

(c)	Underwriting Agreement between Registrant and 1851 Securities, Inc., dated July 1, 2010, filed herewith.

(d)	Form of Underwriting Agreement between Registrant and VP Distributors, Inc., filed herewith.

(e)	Form of 12b-1 Plan, with respect to VP Distributors, Inc. filed herewith.

(8)	The Phoenix Edge Series Fund Deferred Compensation Program, effective January 1, 2009, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

(9)	Custodian Agreement.

(a)	Master Custody Agreement between Registrant and The Bank of New York Mellon dated December 14, 2009, filed via Edgar with Post-Effective Amendment No. 60 (File No. 033-05033) on April 30, 2010.

(b)	Foreign Custody Manager Agreement by and between Registrant and The Bank of New York Mellon dated December 14, 2009, filed via Edgar with Post-Effective Amendment No. 60 (File No. 033-05033) on April 30, 2010.

7

(10)	Not applicable.

(11)	Opinion and Consent of Kathleen A. McGah, Esq., with respect to the legality of the shares being issued, filed herewith.

(12)	Tax Opinion and Consent of Sullivan & Worcester LLP, to be filed by amendment.

(13)	Other Material Contracts.

(a)	Transfer Agency Services Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc. dated November 1, 2008, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

(b)	Sub-Transfer Agency Service Agreement between Registrant, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated November 18, 2008, filed via Edgar with Post-Effective Amendment No. 60 (File No. 033-05033) on April 30, 2010.

(1)	First Amendment to Sub Transfer Agency Service Agreement between Registrant, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated November 17, 2009, filed via Edgar with Post-Effective Amendment No. 60 (File No. 033-05033) on April 30, 2010.

(c)	Amended and Restated Participation Agreement dated March 31, 2009, among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, Phoenix Life and Annuity Company and Phoenix Equity Planning Corporation, filed via Edgar with Post-Effective Amendment No. 60 (File No. 033-05033) on April 30, 2010.

(d)	Administration Agreement between The Phoenix Edge Series Fund and Phoenix Equity Planning Corporation, to be renamed VP Distributors, Inc., dated December 31, 2008, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

8

(e)	Amended and Restated Expense Limitation Agreement between The Phoenix Edge Series Fund and Phoenix Variable Advisors, Inc., dated April 30, 2009, filed via Edgar with Post-Effective Amendment No. 57 (File No. 033-05033) on April 30, 2009.

(f)	Form of Participation Agreement, filed herewith.

(g)	Form of Expense Limitation Agreement between Registrant and Virtus, filed herewith.

(14)	Consent of PricewaterhouseCoopers LLP with respect to the Phoenix Comstock Series, Phoenix Equity 500 Index Series and the Phoenix Growth and Income Series of the Registrant, filed herewith.

(15)	Not applicable.

(16)	Powers of Attorney for Roger A. Gelfenbien, Eunice S. Groark, John R. Mallin, Hassell H. McClellan, Philip K. Polkinghorn and Philip R. McLoughlin, filed herewith.

(17)(a)	Form of Voting Instruction Form and Proxy Card for Phoenix Comstock Series, filed herewith.

(17)(b)	Form of Voting Instruction Form and Proxy Card for Phoenix Equity 500 Index Series, filed herewith.

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Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file a post-effective amendment to this Registration Statement which will include the tax opinion required by Item 12.

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SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Hartford and State of Connecticut on the 2nd day of August, 2010.

The Phoenix Edge Series Fund

By:	/s/ Philip K. Polkinghorn
Name:	Philip K. Polkinghorn
Title:	President

As required by the Securities Act of 1933, the following persons have signed this Registration Statement in the capacities indicated on the 2nd day of August 2010.

Signatures	Title

/s/ Philip K. Polkinghorn	Trustee and President
Philip K. Polkinghorn

/s/ W. Patrick Bradley	Chief Financial Officer and Treasurer (Principal Financial and
W. Patrick Bradley	Accounting Officer)

/s/ Roger A. Gelfenbien	Trustee
Roger A. Gelfenbien*

/s/ Eunice S. Groark	Trustee
Eunice S. Groark*

/s/ John R. Mallin	Trustee
John R. Mallin*

/s/ Hassell H. McClellan	Trustee
Hassell H. McClellan*

/s/ Philip R. McLoughlin	Trustee and Chairman
Philip R. McLoughlin*

* By: /s/ Philip K. Polkinghorn
Philip K. Polkinghorn
Attorney-in-fact, pursuant to powers of attorney.

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Exhibit Index

6(a)(3)	Form of Investment Advisory Agreement between Registrant and Virtus.

7(c)	Underwriting Agreement between Registrant and 1851 Securities, Inc., dated July 1, 2010.

7(d)	Form of Underwriting Agreement between Registrant and VP Distributors, Inc.

7(e)	Form of 12b-1 Plan, with respect to VP Distributors, Inc.

11	Opinion and Consent of Kathleen A. McGah, Esq., with respect to the legality of the shares being issued.

13(f)	Form of Participation Agreement.

13(g)	Form of Expense Limitation Agreement between Registrant and Virtus.

14	Consent of PricewaterhouseCoopers LLP with respect to the Phoenix Comstock Series, the Phoenix Equity 500 Index Series and the Phoenix Growth and Income Series of the Registrant.

16	Powers of Attorney for Roger A. Gelfenbien, Eunice S. Groark, John R. Mallin, Hassell H. McClellan, Philip K. Polkinghorn and Philip R. McLoughlin.

17(a)	Form of Voting Instruction Form and Proxy Card for Phoenix Comstock Series.

17(b)	Form of Voting Instruction Form and Proxy Card for Phoenix Equity 500 Index Series.

12